MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

Merrill Lynch
Index Funds, Inc.






FUND LOGO





Semi-Annual Report

June 30, 1997




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

















Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011            Index 1--6/97


Printed on post-consumer recycled paper



Merrill Lynch Aggregate Bond Index Fund


Officers and
Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Norman R. Harvey, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Gregory Mark Maunz, Vice President
Eric S. Mitofsky, Vice President
Jay C. Harbeck, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian
Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Merrill Lynch Aggregate Bond Index Fund, June 30, 1997

DEAR SHAREHOLDER


We are pleased to provide you with this first semi-annual report for Merrill Lynch Aggregate Bond Index Fund. The Fund commenced operations on April 3, 1997. Our primary objective is to seek to match the total return, before expenses, of the unmanaged Lehman Brothers Aggregate Bond Index, a highly recognized benchmark in the high-quality fixed-income management industry. The Fund seeks to achieve its objective by investing all of its assets in Merrill Lynch Aggregate Bond Index Series. To be eligible for inclusion in the Index, a security must meet certain size, maturity and credit rating requirements. By June 30, 1997, 6,055 securities were included in the Index.

The Lehman Brothers Aggregate Bond Index is actually a composite index comprised of sub-indexes covering the Government, mortgage-backed and corporate sectors. Accordingly, management of the Series involves tracking the respective sectors on a neutral basis. Since the Index is comprised of so many securities, it is not practical to replicate the Index by including every issue in the Series' portfolio. Instead, we implement a stratified sampling technique which collectively has nearly identical investment characteristics as its referenced benchmark. For example, the 1,475 securities in the Government index are mimicked by nine securities and are neutral to the index as far as total duration, partial duration and convexity are concerned.

The mortgage-backed portion of the Series is managed with a slightly different approach. The dynamic nature of mortgage analysis leads to investment uncertainty when attempting to measure characteristics such as effective duration and effective convexity. Accordingly, we are less concerned with zero tolerance variance when comparing the mortgage-backed index with the mortgage-backed portion of the Series. Rather, we strive to attain sub-sector neutrality by matching program (Government National Mortgage Association, Federal National Mortgage Association, or Federal Home Loan Mortgage Corporation), original term (30-year, 15-year, balloon), seasoning and coupon. We have achieved this through the purchase of 22 mortgage-backed positions in the Series. The mortgage-backed index has 628 issues in it.

The corporate index has by far the most issues in the underlying benchmark. At 3,941 issues, 65% of the issues in the Lehman Brothers Aggregate Bond Index is represented by the corporate sector. However, the market value of the corporate sector, at 19.7%, is the smallest component in the Index. Management of this sector is similar to the Government sector in that duration and convexity are matched on a neutral basis. There are additional constraints however. The subsectors of credit rating and industry are also matched on a neutral basis. Currently, there are 46 corporate issues in the Series.

Since the Fund's inception (April 3, 1997) through June 30, 1997, the total return has lagged that of the Index by approximately 20 basis points (0.20%), a phenomenon known as tracking error. A higher degree of tracking error is normal during a Fund's initial investment period. Therefore, we expect the magnitude of tracking error to diminish in future periods. (For complete performance information, see page 3 of this report to shareholders.)


In Conclusion
We appreciate your investment in Merrill Lynch Aggregate Bond Index Fund, and we look forward to sharing our investment outlook with you in the months and years ahead.

Sincerely,




(Terry K. Glenn)
Terry K. Glenn
President




(Jay C. Harbeck)
Jay C. Harbeck
Vice President and
Co-Portfolio Manager




(Gregory Mark Maunz)
Gregory Mark Maunz
Vice President and
Co-Portfolio Manager


August 4, 1997



PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers two pricing alternatives:

* Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results
                                                                                            Since Inception++
                                                                6/30/97       4/03/97++         % Change
ML Aggregate Bond Index Fund Class A Shares                     $10.14         $10.00             +1.40%
ML Aggregate Bond Index Fund Class D Shares                      10.15          10.00             +1.50
ML Aggregate Bond Index Fund Class A Shares--Total Return                                         +2.95(1)
ML Aggregate Bond Index Fund Class D Shares--Total Return                                         +2.99(2)

 ++The Fund commenced operations on April 3, 1997.
(1)Percent change includes reinvestment of $0.134 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.129 per share ordinary income dividends.



Aggregate
Total Return


                                                        % Return

Class A Shares

Inception (4/03/97) through 6/30/97                       +2.95%


                                                        % Return

Class D Shares

Inception (4/03/97) through 6/30/97                       +2.99%



Merrill Lynch Aggregate Bond Index Fund, June 30, 1997

STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
AGGREGATE BOND
INDEX FUND          As of June 30, 1997
Assets:             Investment in Merrill Lynch Aggregate Bond Index Series, at
                    value (Note 1a) (identified cost--$176,358,861)                                         $177,084,330
                    Receivable from administrator (Note 2)                                                        30,708
                    Deferred organization expenses (Note 1d)                                                      11,255
                    Other assets                                                                                  31,395
                                                                                                            ------------
                    Total assets                                                                             177,157,688
                                                                                                            ------------

Liabilities:        Payables:
                      Dividends to shareholders (Note 1e)                                  $    333,564
                      Distributor (Note 2)                                                        5,415          338,979
                                                                                           ------------
                    Accrued expenses and other liabilities                                                         8,470
                                                                                                            ------------
                    Total liabilities                                                                            347,449
                                                                                                            ------------

Net Assets:         Net assets                                                                              $176,810,239
                                                                                                            ============

Net Assets          Class A Shares of Common Stock, $0.0001 par value,
Consist of:         125,000,000 shares authorized                                                           $      1,479
                    Class D Shares of Common Stock, $0.0001 par value,
                    125,000,000 shares authorized                                                                    264
                    Paid-in capital in excess of par                                                         175,868,262
                    Undistributed realized capital gains on investments from
                    the Series--net                                                                              214,765
                    Unrealized appreciation on investments from the Series--net                                  725,469
                                                                                                            ------------
                    Net assets                                                                              $176,810,239
                                                                                                            ============

Net Asset           Class A--Based on net assets of $150,048,167 and 14,794,047
Value:                       shares outstanding                                                             $      10.14
                                                                                                            ============
                    Class D--Based on net assets of $26,762,072 and 2,637,505
                             shares outstanding                                                             $      10.15
                                                                                                            ============

                    See Notes to Financial Statements.



STATEMENT OF OPERATIONS
MERRILL LYNCH
AGGREGATE BOND
INDEX FUND          For the Period April 3, 1997++ to June 30, 1997
Investment Income   Investment income allocated from the Series                                             $  1,341,668
(Note 1b):          Expenses allocated from the Series                                                           (38,307)
                                                                                                            ------------
                    Net investment income from the Series                                                      1,303,361
                                                                                                            ------------

Expenses:           Registration fees (Note 1d)                                            $     34,292
                    Administration fee (Note 2)                                                  28,078
                    Account maintenance fee--Class D (Note 2)                                    15,931
                    Printing and shareholder reports                                             12,343
                    Transfer agent fees--Class A (Note 2)                                         5,362
                    Professional fees                                                             3,635
                    Transfer agent fees--Class D (Note 2)                                         3,107
                    Accounting services (Note 2)                                                  1,591
                    Amortization of organization expenses (Note 1d)                                 852
                    Directors' fees and expenses                                                    227
                    Other                                                                         1,185
                                                                                           ------------
                    Total expenses before reimbursement                                         106,603
                    Reimbursement of expenses (Note 2)                                          (58,786)
                                                                                           ------------
                    Total expenses after reimbursement                                                            47,817
                                                                                                            ------------
                    Investment income--net                                                                     1,255,544
                                                                                                            ------------
Realized &          Realized gain on investments from the Series--net                                            214,765
Unrealized          Unrealized appreciation on investments from the Series--net                                  725,469
Gain from the                                                                                               ------------
Series--Net:        Net Increase in Net Assets Resulting from Operations                                    $  2,195,778
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS
MERRILL LYNCH                                                                                            For the Period
AGGREGATE BOND                                                                                        April 3, 1997++ to
INDEX FUND          Increase (Decrease) in Net Assets:                                                    June 30, 1997
Operations:         Investment income--net                                                                  $  1,255,544
                    Realized gain on investments from the Series--net                                            214,765
                    Unrealized appreciation on investments from the Series--net                                  725,469
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                       2,195,778
                                                                                                            ------------
Dividends to        Investment income--net:
Shareholders          Class A                                                                                   (867,406)
(Note 1e):            Class D                                                                                   (388,138)
                                                                                                            ------------
                    Net decrease in net assets resulting from dividends to shareholders                       (1,255,544)
                                                                                                            ------------
Capital Share       Net increase in net assets derived from capital share transactions                       175,845,005
Transactions                                                                                                ------------
(Note 4):

Net Assets:         Total increase in net assets                                                             176,785,239
                    Beginning of period                                                                           25,000
                                                                                                            ------------
                    End of period                                                                           $176,810,239
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.



Merrill Lynch Aggregate Bond Index Fund, June 30, 1997

FINANCIAL HIGHLIGHTS
                    The following per share data and ratios have been derived                      For the Period
MERRILL LYNCH       from information provided in the financial statements.                       April 3, 1997++ to
AGGREGATE BOND                                                                                      June 30, 1997
INDEX FUND          Increase (Decrease) in Net Asset Value:                                   Class A           Class D
Per Share           Net asset value, beginning of period                                       $  10.00         $  10.00
Operating                                                                                      --------         --------
Performance:        Investment income--net                                                          .15              .15
                    Realized and unrealized gain on investments from the Series--net                .14              .15
                                                                                               --------         --------
                    Total from investment operations                                                .29              .30
                                                                                               --------         --------
                    Less dividends from investment income--net                                     (.15)            (.15)
                                                                                               --------         --------
                    Net asset value, end of period                                             $  10.14         $  10.15
                                                                                               ========         ========
Total Investment    Based on net asset value per share                                            2.95%+++         2.99%+++
Return:                                                                                        ========         ========

Ratios to Average   Expenses, net of reimbursement++++                                             .38%*            .54%*
Net Assets:                                                                                    ========         ========
                    Expenses++++                                                                   .70%*           1.05%*
                                                                                               ========         ========
                    Investment income--net                                                        6.34%*           6.09%*
                                                                                               ========         ========

Supplemental        Net assets, end of period (in thousands)                                   $150,048         $ 26,762
Data:                                                                                          ========         ========

                   *Annualized.
                  ++Commencement of Operations.
                 +++Aggregate total investment return.
                ++++Includes the Fund's share of the Series' allocated expenses.

                    See Notes to Financial Statements.




NOTES TO FINANCIAL STATEMENTS


MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

1. Significant Accounting Policies:
Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Aggregate Bond Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, is included elsewhere in this report and should be read in conjunction with the Fund's financial statements. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net invesment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses-- Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to an expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.14% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 3, 1997 to June 30, 1997, MLAM earned fees of $28,078, all of which were waived. MLAM also reimbursed the Fund for additional expenses of $30,708.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:
Increases and decreases in the Fund's investment in the Series for the period April 3, 1997 to June 30, 1997 were $178,182,525 and
$4,146,367, respectively.

4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $175,845,005 for the period April 3, 1997 to June 30, 1997.

Transactions in capital shares for each class were as follows:


Class A Shares for the Period                       Dollar
April 3, 1997++ to June 30, 1997      Shares        Amount

Shares sold                        15,331,405   $154,894,110
Shares issued to shareholders in
reinvestment of dividends              51,543        522,806
                                   ----------   ------------
Total issued                       15,382,948    155,416,916
Shares redeemed                      (590,151)    (5,923,622)
                                   ----------   ------------
Net increase                       14,792,797   $149,493,294
                                   ==========   ============

[FN]
++Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.


Class D Shares for the Period                       Dollar
April 3, 1997++ to June 30, 1997      Shares        Amount

Shares sold                         3,165,927  $  31,686,723
Shares issued to shareholders in
reinvestment of dividends              24,380        246,099
                                   ----------   ------------
Total issued                        3,190,307     31,932,822
Shares redeemed                      (554,052)    (5,581,111)
                                   ----------   ------------
Net increase                        2,636,255   $ 26,351,711
                                   ==========   ============

[FN]
++Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.



Merrill Lynch Aggregate Bond Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS
                       Merrill Lynch Aggregate Bond Index Series

                                                      Face       Interest         Maturity                          Value
                       Issue                         Amount       Rate             Date(s)            Cost        (Note 1a)
US Government          United States Treasury    $10,600,000      8.75  %        5/15/2017       $ 12,612,736   $ 12,753,072
Obligations--49.68%    Bonds                       6,110,000      6.625          2/15/2027          5,901,940      5,978,268

                       United States Treasury      7,020,000      6.25           6/30/1998          7,036,305      7,050,677
                       Notes                      16,550,000      6.25           5/31/1999         16,596,958     16,596,506
                                                  19,020,000      6.375          5/15/2000         19,077,869     19,088,282
                                                  16,300,000      6.50           5/31/2002         16,362,893     16,366,178
                                                   1,000,000      6.25           6/30/2002            998,100        994,060
                                                   5,350,000      6.25           2/15/2007          5,158,502      5,234,654
                                                   3,880,000      6.625          5/15/2007          3,921,770      3,912,127

                       Total Investments in
                       US Government Obligations--49.68%                                           87,667,073     87,973,824

US Government Agency   Federal Home Loan Mortgage  5,511,876      6.50      2/01/2012--6/01/2012    5,393,521      5,405,055
Mortgage-Backed        Corporation Participation     315,000      6.50(1)          TBA(3)             313,917        313,718
Obligations*--29.24%   Certificates--Gold Program  5,796,396      7.00      3/01/2012--5/01/2027    5,644,430      5,714,928
                                                   1,195,000      7.00(2)          TBA(3)           1,202,842      1,199,099
                                                   3,750,251      7.50      5/01/2012--6/01/2027    3,741,785      3,774,954
                                                   2,097,051      8.00      5/01/2012--6/01/2027    2,132,570      2,164,982
                                                   4,398,414      9.50     2/01/2019--10/01/2024    4,728,125      4,737,365

                       Federal National              234,005      5.50           6/01/2011            218,356        221,645
                       Mortgage Association        2,097,655      6.00      2/01/2026--4/01/2027    1,906,581      1,950,561
                       Mortgage-Backed Securities    400,000      6.00             TBA(3)             373,000        371,872
                                                   1,504,098      6.50(2)   4/01/2004--7/01/2004    1,466,086      1,473,077
                                                     358,200      6.50           6/01/2027            338,499        342,414
                                                   4,765,000      7.00           6/01/2027          4,675,341      4,668,175
                                                   3,135,000      7.50             TBA(3)           3,137,812      3,141,834

                       Government National           997,626      6.00      3/15/2011--5/15/2011      965,204        967,698
                       Mortgage Association          920,376      6.50           4/15/2026            868,029        880,394
                       Mortgage-Backed Securities  1,715,000      7.00             TBA(3)           1,679,092      1,683,375
                                                   3,975,000      7.50             TBA(3)           3,992,594      3,986,170
                                                   5,546,591      8.00      5/15/2026--6/15/2027    5,658,867      5,674,828
                                                   2,994,464      8.50      9/15/2026--5/15/2027    3,119,076      3,111,428

                       Total Investments in
                       US Government Agency Mortgage-Backed Obligations--29.24%                    51,555,727     51,783,572

                       S&P       Moody's    Face
INDUSTRIES             Ratings   Ratings   Amount            Corporate Bonds & Notes
Asset-Backed           AAA       Aaa     $1,000,000   Standard Credit Card Master Trust,
Securities--.56%                                      5.50% due 12/07/2000                            990,000        989,370

Banking--3.60%         A-        A1       1,000,000   Chase Manhattan Corp., 9.75% due
                                                      11/01/2001                                    1,112,050      1,107,320
                       BBB+      A3       1,020,000   Fleet/Norstar Financial Group, Inc.,
                                                      8.125% due 7/01/2004                          1,066,374      1,076,916
                       A         A2         500,000   Malayan Banking BHD, New York, 7.125%
                                                      due 9/15/2005                                   499,615        497,675
                       BBB       A3       1,000,000   Merita Bank, Ltd., 6.50% due 1/15/2006          926,810        953,070
                       AA-       Aa3      1,835,000   Norwest Corporation, 5.75% due 2/01/2003      1,730,864      1,743,232
                       BBB+      A1       1,000,000   Wells Fargo Capital, 8.125% due
                                                      12/01/2026 (a)                                  967,500        996,970
                                                                                                 ------------   ------------
                                                                                                    6,303,213      6,375,183

Financial Services--   BBB+      A2         200,000   Heller Financial, Inc., 7% due
1.95%                                                 5/15/2002                                       197,878        200,594
                       A+        A1         275,000   International Lease Finance Corp.,
                                                      6.625% due 4/01/1999                            274,461        276,238
                       BBB       Baa1     1,000,000   Salomon Inc., 6.50% due 3/01/2000               986,750        994,960
                       A         A2       2,000,000   Smith Barney Holdings, Inc., 7.125%
                                                      due 10/01/2006                                1,996,200      1,987,500
                                                                                                 ------------   ------------
                                                                                                    3,455,289      3,459,292

Financial Services--   A+        Aa3        200,000   CIT Group Holdings, Inc., 5.875%
Consumer--.83%                                        due 10/15/2008                                  178,758        181,048
                       A+        A2       1,000,000   Ford Motor Credit Co., 7.75% due
                                                      11/15/2002                                    1,025,760      1,038,530
                       A         A3         250,000   Household Finance Corp., 7.75% due
                                                      6/01/1999                                       254,788        255,845
                                                                                                 ------------   ------------
                                                                                                    1,459,306      1,475,423

Foreign Government     BBB+      A3       1,600,000   People's Republic of China, 6.625%
Obligations--.89%                                     due 1/15/2003                                 1,571,552      1,566,208

Industrial--           AA-       A1       1,000,000   Anheuser-Busch Co., Inc., 6.75% due
Consumer Goods--                                      11/01/2006                                      969,880        972,550
1.25%                  A+        A2         550,000   Grand Metropolitan Investment, 9%
                                                      due 8/15/2011                                   617,518        636,075
                       BBB       Baa2       250,000   Levi Strauss & Co., 7% due 11/01/2006 (a)       241,410        246,025
                       A         A2         365,000   Philip Morris Companies, Inc., 6.95%
                                                      due 6/01/2006                                   367,606        366,215
                                                                                                 ------------   ------------
                                                                                                    2,196,414      2,220,865

Industrial--           AA        Aa2        100,000   Mobil Corp., 7.25% due 3/15/1999                101,251        101,528
Energy--.06%

Industrial--           AA-       Aa3      1,000,000   E.I. du Pont de Nemours, 7.95%
Manufacturing--                                       due 1/15/2023                                 1,009,260      1,009,930
3.03%                  AAA       Aaa        300,000   General Electric Capital Corp.,
                                                      8.375% due 3/01/2001                            316,032        316,443
                       A-        A3       1,600,000   General Motors Acceptance Corp.,
                                                      5.45% due 3/01/1999                           1,571,584      1,575,568
                       BBB+      Baa1       100,000   General Motors Acceptance Corp.,
                                                      9.375% due 4/01/2000                            106,398        106,687
                       NR++      NR++     1,000,000   International Business Machines
                                                      Corp., 7.125% due 12/01/2096                    948,080        942,380
                       A         A2         900,000   Lucent Technologies Inc., 6.90%
                                                      due 7/15/2001                                   895,563        907,938
                       BBB       Baa3       500,000   Seagate Technology Inc., 7.45%
                                                      due 3/01/2037                                   505,315        502,380
                                                                                                 ------------   ------------
                                                                                                    5,352,232      5,361,326

Industrial--           A         A2       1,000,000   Commercial Credit Corp., 6.125%
Other--1.59%                                          due 3/01/2000                                   985,890        985,670
                       BBB+      Baa1     1,500,000   Norfolk Southern Corp., 7.70%
                                                      due 5/15/2017                                 1,538,160      1,533,870
                       A         A2         300,000   WMC Finance, USA, 7.25% due 11/15/2013          291,822        294,336
                                                                                                 ------------   ------------
                                                                                                    2,815,872      2,813,876




Merrill Lynch Aggregate Bond Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS (concluded)
                       Merrill Lynch Aggregate Bond Index Series (concluded)

                       S&P       Moody's     Face                                                                    Value
INDUSTRIES             Ratings   Ratings    Amount         Corporate Bonds & Notes                   Cost          (Note 1a)
Industrial--           BBB+      Baa1    $1,000,000   Dayton Hudson Co., 10% due
Services--1.66%                                       1/01/2011                                  $  1,227,430   $  1,215,190
                       A         A3         750,000   GTE Corp., 7.83% due 5/01/2023                  722,123        742,485
                       A         A2         360,000   May Department Stores Co., 7.60%
                                                      due 6/01/2025                                   345,942        359,849
                       A         A2         200,000   Penney (J.C.) & Co., 7.95% due
                                                      4/01/2017                                       204,476        208,140
                       BBB-      Ba1        400,000   Time Warner, Inc., 8.18% due 8/15/2007          410,104        416,444
                                                                                                 ------------   ------------
                                                                                                    2,910,075      2,942,108

Telecommunications--   BBB-      Baa3       100,000   Tele-Communications, Inc., 9.80%
 .06%                                                  due 2/01/2012                                   110,548        114,459

Utilities--            AAA       Aaa        900,000   BellSouth Telecommunications, Inc.,
Communications--                                      6.75% due 10/15/2033                            796,973        809,946
 .65%                   A         A2         150,000   MCI Communications Corp., 7.50%
                                                      due 8/20/2004                                   155,665        155,665
                       A         Aa3        200,000   U S West Communications Inc.,
                                                      6.875% due 9/15/2033                            178,850        178,850
                                                                                                 ------------   ------------
                                                                                                    1,131,488      1,144,461

Utilities--            AA+       A1       1,470,000   Baltimore Gas & Electric Co.,
Gas & Electric--                                      8.375% due 8/15/2001                          1,551,364      1,555,789
2.61%                  BBB+      A3         100,000   Detroit Edison Co., 5.93% due
                                                      2/01/2001                                        96,905         97,040
                       A-        A3       1,700,000   Public Service Electric & Gas Co.,
                                                      6.50% due 6/01/2000                           1,699,252      1,699,575
                       AA+       A2       1,250,000   Wisconsin Electric Power Co.,
                                                      7.25% due 8/01/2004                           1,280,137      1,273,837
                                                                                                 ------------   ------------
                                                                                                    4,627,658      4,626,241

Yankees--              AA-       Aa3        425,000   Abbey National First Capital,
Corporate--1.03%                                      8.20% due 10/15/2004                            450,003        452,808
                       A+        A2       1,000,000   Hydro-Quebec, 8.875% due 3/01/2026            1,116,000      1,135,510
                       AA        Aa2        230,000   Swiss Bank Corp. (New York),
                                                      7.50% due 7/15/2025                             225,195        228,321
                                                                                                 ------------   ------------
                                                                                                    1,791,198      1,816,639

                       Total Investments in Corporate Bonds & Notes--19.77%                        34,816,096     35,006,979

                       Face Amount                    Short-Term Securities

Repurchase             $ 3,516,000                    Nikko Securities Co., purchased on
Agreements**--1.99%                                   6/30/1997 to yield 6.05% to 7/01/1997         3,516,000      3,516,000

US Government           15,000,000                    Federal Home Loan Mortgage Corp.,
Agency Discount                                       5.41% due 7/14/1997                          14,970,696     14,970,696
Obligations***--8.45%


                       Total Investments in Short-Term Securities--10.44%                          18,486,696     18,486,696

                       Total Investments--109.13%                                                $192,525,592    193,251,071
                                                                                                 ============
                       Liabilities in Excess of Other Assets--(9.13%)                                            (16,163,168)
                                                                                                                ------------
                       Net Assets--100.00%                                                                      $177,087,903
                                                                                                                ============

                      *Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
                     **Repurchase Agreements are fully collateralized by US Government
                       Agency Obligations.
                    ***Certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount
                       rates paid at the time of purchase by the Series.
                     ++Not Rated.
                    (a)The security may be offered and sold to "qualified
                       institutional buyers" under Rule 144A of the Securities Act of 1933.
                    (1)Represents balloon mortgages that amortize on a 30-year schedule and have 5-year maturities.
                    (2)Represents balloon mortgages that amortize on a 30-year schedule and have 7-year maturities.
                    (3)Represents a "to-be-announced" (TBA) transaction. The Series has committed to purchasing securities for which all specific
                       information is not available at this time.

                       See Notes to Financial Statements.



STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES        As of June 30, 1997
Assets:             Investments, at value (identified cost--$192,525,592) (Note 1a)                         $193,251,071
                    Cash                                                                                           5,763
                    Receivables:
                      Interest                                                             $  1,753,723
                      Contributions                                                           1,681,516
                      Investment adviser (Note 2)                                                 5,421
                      Loaned securities                                                           4,381
                      Securities sold                                                                79        3,445,120
                                                                                           ------------
                    Deferred organization expenses (Note 1e)                                                      17,076
                    Total assets                                                                             196,719,030
                                                                                                            ------------

Liabilities:        Payables:
                      Securities purchased                                                   19,373,297
                      Withdrawals                                                               212,826       19,586,123
                                                                                           ------------
                    Accrued expenses and other liabilities                                                        45,004
                                                                                                            ------------
                    Total liabilities                                                                         19,631,127
                                                                                                            ------------

Net Assets:         Net assets                                                                              $177,087,903
                                                                                                            ============

Net Assets          Partners capital                                                                        $176,362,424
Consist of:         Unrealized appreciation on investments--net                                                  725,479
                                                                                                            ------------
                    Net assets                                                                              $177,087,903
                                                                                                            ============
                    See Notes to Financial Statements.


Merrill Lynch Aggregate Bond Index Fund, June 30, 1997

STATEMENT OF OPERATIONS
MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES        For the Period April 3, 1997++ to June 30, 1997
Investment Income   Interest and discount earned                                                            $  1,327,540
(Note 1d):          Other                                                                                         14,151
                                                                                                            ------------
                    Total income                                                                               1,341,691
                                                                                                            ------------

Expenses:           Amortization of organization expenses (Note 1e)                        $     14,655
                    Investment advisory fees (Note 2)                                            12,712
                    Accounting services (Note 2)                                                  8,519
                    Custodian fees                                                                8,355
                    Professional fees                                                             6,747
                    Pricing fees                                                                  2,565
                    Trustees' fees and expenses                                                   1,452
                    Other                                                                         1,435
                                                                                           ------------
                    Total expenses before reimbursement                                          56,440
                    Reimbursement of expenses (Note 2)                                          (18,133)
                                                                                           ------------
                    Total expenses after reimbursement                                                            38,307
                                                                                                            ------------
                    Investment income--net                                                                     1,303,384
                                                                                                            ------------

Realized &          Realized gain from investments--net                                                          214,770
Unrealized Gain on  Unrealized appreciation on investments--net                                                  725,479
Investments--                                                                                               ------------
Net (Notes 1b,      Net Increase in Net Assets Resulting from Operations                                    $  2,243,633
1d & 3):                                                                                                    ============


                  ++Commencement of Operations.

                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
MERRILL LYNCH
AGGREGATE BOND                                                                                            For the Period
INDEX SERIES                                                                                           April 3, 1997++ to
                    Increase (Decrease) in Net Assets:                                                     June 30, 1997
Operations:         Investment income--net                                                                  $  1,303,384
                    Realized gain on investments--net                                                            214,770
                    Unrealized appreciation on investments--net                                                  725,479
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                       2,243,633
                                                                                                            ------------

Capital             Contributions                                                                            178,989,404
Transactions:       Withdrawals                                                                               (4,145,134)
                                                                                                            ------------
                    Net increase in net assets derived from capital transactions                             174,844,270
                                                                                                            ------------

Net Assets:         Total increase in net assets                                                             177,087,903
                    Beginning of period                                                                               --
                                                                                                            ------------
                    End of period                                                                           $177,087,903
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
MERRILL LYNCH                                                                                             For the Period
AGGREGATE BOND      The following ratios have been derived from                                        April 3, 1997++ to
INDEX SERIES        information provided in the financial statements.                                      June 30, 1997
Ratios to Average   Expenses, net of reimbursement                                                                  .18%*
Net Assets:                                                                                                 ============
                    Expenses                                                                                        .27%*
                                                                                                            ============
                    Investment income--net                                                                         6.15%*
                                                                                                            ============

Supplemental        Net assets, end of period (in thousands)                                                $    177,088
Data:                                                                                                       ============
                    Portfolio turnover                                                                            62.75%
                                                                                                            ============


                   *Annualized.
                  ++Commencement of Operations.

                    See Notes to Financial Statements.



Merrill Lynch Aggregate Bond Index Fund, June 30, 1997

NOTES TO FINANCIAL STATEMENTS


MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES

1. Significant Accounting Policies:
Merrill Lynch Aggregate Bond Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock ex-change are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchas-ed are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.06% of the average daily value of the Series' net assets. For the period April 3, 1997 to June 30, 1997, MLAM earned fees of $12,712, all of which was voluntarily waived. MLAM also reimbursed the Series for additional expenses of $5,421.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period April 3, 1997 to June 30, 1997 were $229,141,005 and $55,314,987, respectively.

Net realized and unrealized gains as of June 30, 1997 were as follows:

                                     Realized     Unrealized
                                      Gains         Gains

Long-term investments            $    214,770   $    725,479
                                 ------------   ------------
Total                            $    214,770   $    725,479
                                 ============   ============

As of June 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $725,479, of which $835,666 related to appreciated securities and $110,187 related to depreciated securities. At June 30, 1997, the aggregate cost of investments for Federal income tax purposes was $192,525,592.


4. Loaned Securities:
At June 30, 1997, the Series held US Treasury Notes having an aggregate value of approximately $45,073,000 as collateral for portfolio securities loaned having a market value of approximately $44,096,000.





MERRILL LYNCH
INTERNATIONAL
INDEX FUND

Merrill Lynch
Index Funds, Inc.






FUND LOGO





Semi-Annual Report

June 30, 1997



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.













Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                  Index 2--6/97



Printed on post-consumer recycled paper





Merrill Lynch International Index Fund


Officers and
Directors


Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Norman R. Harvey, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Gregory Mark Maunz, Vice President
Eric S. Mitofsky, Vice President and Portfolio Manager
Jay C. Harbeck, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484



Merrill Lynch International Index Fund, June 30, 1997

DEAR SHAREHOLDER

We are pleased to provide you with this first semi-annual report for Merrill Lynch International Index Fund. The Fund, which seeks to match the returns of the Morgan Stanley Capital International Europe, Australia, Far East Index--GDP Weighted (MSCI EAFE Index), commenced operations on April 9, 1997 with an initial inflow of approximately $44.3 million and starting net asset values per share of $10.00.

At the Fund's inception on April 9, the MSCI EAFE Index was down 2.9% for the year. The performance, segmented by region during this period, shows the MSCI Europe Index up 1.3% and MSCI Pacific Index down 12.8%. Subsequently, the MSCI Pacific Index rebounded strongly, up 6.6% as of June 30, 1997. Europe also continued its strong performance, following the lead of the United States, and was up 13.2% by the end of June. The largest contributor to portfolio performance was Japan, where the MSCI Japan Index was up 27.9% since the Fund's inception to June 30, 1997. Other contributors included Germany (+10.0%), France (+7.3%), Italy (+9.4%) and Spain (+22.0%).
The only negative performers for the Fund were Malaysia (-8.5%) and Singapore (-3.5%).


Portfolio Matters
The Fund invests all of its assets in Merrill Lynch International Index Series (the Series) of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. There are two principal investments made by the Series in its attempt to replicate the returns of the MSCI EAFE Index--GDP Weighted. Because execution costs in many of the foreign markets in the MSCI EAFE Index are relatively high, the Series uses a statistical technique called "optimization", whereby a group of stocks in the MSCI EAFE Index are statistically selected to provide returns which closely approximate those of the Index. At inception, the Series purchased a basket of 350 stocks. In addition, the Series holds futures contracts used primarily as a means of equitizing daily cash inflows. These futures contracts are also an extremely efficient method of keeping a pool of liquidity available to meet potential redemption activity. As of the end of June, the equity portfolio of the Series was valued at $107.1 million, and the Series held futures contracts with an underlying value of $22.0 million.

There was one major addition to the MSCI EAFE Index during this period--Nippon Telegraph & Telephone Corp. was added to the MSCI Japan Index on May 30, 1997. Its initial weight in the MSCI EAFE Index was approximately 1.9%. Such changes generally reflect merger or acquisition activity involving one or more constituents of the MSCI EAFE Index.

The Fund's net assets grew steadily since inception through the end of the second quarter, and by June 30, 1997 stood at $127.6 million. Since inception (April 9, 1997) through June 30, 1997, Merrill Lynch International Index Fund's Class A Shares and Class D Shares both had total returns of +15.20%, based on a change in per share net asset value from $10.00 to $11.52. (Complete performance information, including aggregate total returns, can be found on page 3 of this report to shareholders.)


In Conclusion
We appreciate your investment in Merrill Lynch International Index Fund, and we look forward to sharing our investment outlook with you in the months and years ahead.


Sincerely,




(Terry K. Glenn)
Terry K. Glenn
President



(Eric S. Mitofsky)
Eric S. Mitofsky
Vice President and Portfolio Manager



August 8, 1997






PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers two pricing alternatives:

* Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent
Performance
Results
                                                                                         Since Inception++
                                                             6/30/97        4/09/97++           % Change
ML International Index Fund Class A Shares                   $11.52          $10.00              +15.20%
ML International Index Fund Class D Shares                    11.52           10.00              +15.20
ML International Index Fund Class A Shares--Total Return                                         +15.20
ML International Index Fund Class D Shares--Total Return                                         +15.20

++The Fund commenced operations on April 9, 1997.



Aggregate
Total Return


Class A Shares                             % Return

Inception (4/09/97)
through 6/30/97                             +15.20%



Class D Shares                             % Return

Inception (4/09/97)
through 6/30/97                             +15.20%




Merrill Lynch International Index Fund, June 30, 1997

STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
INTERNATIONAL
INDEX FUND          As of June 30, 1997
Assets:             Investment in Merrill Lynch International Index Series,
                    at value (identified cost--$117,247,594) (Note 1a)                                      $127,536,219
                    Deferred organization expenses (Note 1d)                                                      18,388
                    Other assets                                                                                  31,202
                                                                                                            ------------
                    Total assets                                                                             127,585,809
                                                                                                            ------------

Liabilities:        Payables:
                      Administrative fees (Note 2)                                         $     26,994
                      Distributor (Note 2)                                                        5,450           32,444
                                                                                           ------------
                    Accrued expenses and other liabilities                                                         9,245
                                                                                                            ------------
                    Total liabilities                                                                             41,689
                                                                                                            ------------

Net Assets:         Net assets                                                                              $127,544,120
                                                                                                            ============
Net Assets          Class A Shares of Common Stock, $0.0001 par value, 125,000,000
Consist of:         shares authorized                                                                       $        883
                    Class D Shares of Common Stock, $0.0001 par value, 125,000,000
                    shares authorized                                                                                224
                    Paid-in capital in excess of par                                                         115,427,125
                    Undistributed investment income--net                                                         826,482
                    Undistributed realized capital gains on investments and foreign
                    currency transactions from the Series--net                                                 1,000,781
                    Unrealized appreciation on investments and foreign currency
                    transactions from the Series--net                                                         10,288,625
                                                                                                            ------------
                    Net assets                                                                              $127,544,120
                                                                                                            ============

Net Asset           Class A--Based on net assets of $101,725,573 and 8,831,531
Value:                       shares outstanding                                                             $      11.52
                                                                                                            ============
                    Class D--Based on net assets of $25,818,547 and 2,242,149
                             shares outstanding                                                             $      11.52
                                                                                                            ============

                    See Notes to Financial Statements.


STATEMENT OF OPERATIONS
MERRILL LYNCH
INTERNATIONAL
INDEX FUND          For the Period April 9, 1997++ to June 30, 1997
Investment Income   Investment income allocated from the Series                                             $    978,032
(Note 1b):          Expenses allocated from the Series                                                           (43,230)
                                                                                                            ------------
                    Net investment income from the Series                                                        934,802
                                                                                                            ------------

Expenses:           Administration fee (Note 2)                                            $     50,554
                    Registration fees (Note 1d)                                                  36,742
                    Account maintenance fee--Class D (Note 2)                                    14,371
                    Printing and shareholder reports                                              8,885
                    Transfer agent fees--Class A (Note 2)                                         7,472
                    Professional fees                                                             6,692
                    Transfer agent fees--Class D (Note 2)                                         3,060
                    Accounting services (Note 2)                                                  1,597
                    Amortization of organization expenses (Note 1d)                                 987
                    Directors' fees and expenses                                                    228
                    Other                                                                         1,293
                                                                                           ------------
                    Total expenses before reimbursement                                         131,881
                    Reimbursement of expenses (Note 2)                                          (23,561)
                                                                                           ------------
                    Total expenses after reimbursement                                                           108,320
                                                                                                            ------------
                    Investment income--net                                                                       826,482
                                                                                                            ------------

Realized &          Realized gain from the Series on:
Unrealized            Investments--net                                                          698,833
Gain from the         Foreign currency transactions--net                                        301,948        1,000,781
Series--Net:                                                                               ------------
                    Unrealized appreciation on investments
                    and foreign currency transactions from the Series--net                                    10,288,625
                                                                                                            ------------
                    Net realized and unrealized gain on investments and
                    foreign currency transactions from the Series                                             11,289,406
                                                                                                            ------------
                    Net Increase in Net Assets Resulting from Operations                                    $ 12,115,888
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS
MERRILL LYNCH                                                                                             For the Period
INTERNATIONAL                                                                                          April 9, 1997++ to
INDEX FUND          Increase (Decrease) in Net Assets:                                                     June 30, 1997
Operations:         Investment income--net                                                                  $    826,482
                    Realized gain on investments and foreign currency transactions
                    from the Series--net                                                                       1,000,781
                    Unrealized appreciation on investments and foreign currency transactions
                    from the Series--net                                                                      10,288,625
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                      12,115,888
                                                                                                            ------------

Capital Share       Net increase in net assets derived from capital share transactions                       115,403,232
Transactions                                                                                                ------------
(Note 4):

Net Assets:         Total increase in net assets                                                             127,519,120
                    Beginning of period                                                                           25,000
                                                                                                            ------------
                    End of period*                                                                          $127,544,120
                                                                                                            ============

                   *Undistributed investment income--net                                                    $    826,482
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.



Merrill Lynch International Index Fund, June 30, 1997

FINANCIAL HIGHLIGHTS
MERRILL LYNCH       The following per share data and ratios have been derived                       For the Period
INTERNATIONAL       from information provided in the financial statements.                        April 9, 1997++ to
INDEX FUND                                                                                           June 30, 1997
                    Increase in Net Asset Value:                                               Class A          Class D
Per Share           Net asset value, beginning of period                                       $  10.00         $  10.00
Operating                                                                                      --------         --------
Performance:        Investment income--net                                                          .07              .09
                    Realized and unrealized gain on investments
                    and foreign currency transactions from the Series--net                         1.45             1.43
                                                                                               --------         --------
                    Total from investment operations                                               1.52             1.52
                                                                                               --------         --------
                    Net asset value, end of period                                             $  11.52         $  11.52
                                                                                               ========         ========

Total Investment    Based on net asset value per share                                           15.20%+++        15.20%+++
Return:                                                                                        ========         ========

Ratios to Average   Expenses, net of reimbursement++++                                             .67%*            .86%*
Net Assets:                                                                                    ========         ========
                    Expenses++++                                                                   .87%*           1.14%*
                                                                                               ========         ========
                    Investment income--net                                                        4.08%*           3.51%*
                                                                                               ========         ========

Supplemental        Net assets, end of period (in thousands)                                   $101,726         $ 25,818
Data:                                                                                          ========         ========

                   *Annualized.
                  ++Commencement of Operations.
                 +++Aggregate total investment return.
                ++++Includes the Fund's share of the Series' allocated expenses.


                    See Notes to Financial Statements.




NOTES TO FINANCIAL STATEMENTS


MERRILL LYNCH
INTERNATIONAL
INDEX FUND

1. Significant Accounting Policies:
Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch International Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses-- Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.24% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 9, 1997 to June 30, 1997, MLAM earned fees of $50,554, of which $23,561 was voluntarily waived.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investment in the Series for the period April 9, 1997 to June 30, 1997 were $117,470,166 and
$2,158,154, respectively.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $115,403,232 for the period April 9, 1997 to June 30, 1997.

Transactions in capital shares for each class were as follows:


Class A Shares for the Period                       Dollar
April 9, 1997++ to June 30, 1997      Shares        Amount

Shares sold                         9,403,418   $ 99,309,149
Shares redeemed                      (573,137)    (6,117,455)
                                  -----------   ------------
Net increase                        8,830,281   $ 93,191,694
                                  ===========   ============

[FN]
++Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.


Class D Shares for the Period                       Dollar
April 9, 1997++ to June 30, 1997      Shares        Amount

Shares sold                         2,713,916   $ 27,268,348
Shares redeemed                      (473,017)    (5,056,810)
                                  -----------   ------------
Net increase                        2,240,899   $ 22,211,538
                                  ===========   ============
[FN]
++Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.





Merrill Lynch International Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS
                       Merrill Lynch International Index Series
                                                                               Shares                             Value
COUNTRY                Investments                                              Held                            (Note 1a)
Australia              Australian Gas Light Company (The)                       28,500                       $    166,614
                       Broken Hill Proprietary Company Ltd.                     28,500                            416,171
                       Coca-Cola Amatil Ltd.                                    10,400                            134,071
                       Coles Myer Ltd.                                          18,200                             93,986
                       Foster's Brewing Group Ltd.                              54,000                             99,564
                       Howard Smith Ltd.                                         9,000                             84,993
                       ICI Australia Ltd.                                       13,300                            130,087
                       National Australia Bank Ltd.                             25,500                            362,559
                       News Corporation Ltd. (The)                              28,800                            137,069
                       News Corporation Ltd. (The) (Preferred)                  35,900                            140,455
                       North Ltd.                                               37,800                            143,072
                       Pacific Dunlop Ltd.                                      45,500                            133,681
                       Pioneer International Ltd.                               26,200                            100,541
                       Rio Tinto Ltd.                                            6,500                            110,004
                       Santos Ltd.                                              19,400                             80,989
                       Tabcorp Holdings Ltd.                                    15,400                             83,105
                       WMC Limited                                              22,000                            137,683
                       Westpac Banking Corporation Ltd.                         27,100                            161,882

                       Total Investments in Australia (Cost--$2,544,609)--2.1%                                  2,716,526


Austria                Bank Austria AG                                           4,050                            224,651
                       Creditanstalt-Bankverein AG                               2,150                            125,573
                       EA--Generali AG                                             500                            131,536
                       Flughafen Wien AG                                         2,550                            107,749
                       OMV AG (Class A)                                          1,950                            249,878
                       Oesterreichische
                        Elektrizitaetswirtschafts AG (Verbund)                   2,600                            183,192
                       VA--Technologie AG (VA TECH)                              1,000                            183,070
                       Wienerberger Baustoffindustrie AG                         1,250                            256,852

                       Total Investments in Austria (Cost--$1,415,604)--1.1%                                    1,462,501

Belgium                Barco NV (Belgian American Radio Corp.)                     800                            162,316
                       Bekaert NV                                                  200                            135,680
                       Cimenteries CBR
                        Cementbedrijven SA                                       2,400                            220,429
                       Electrabel SA                                             1,200                            257,501
                       Etablissements Delhaize
                        Freres & Cie 'Le Lion' SA                                2,600                            136,766
                       Fortis AG                                                   900                            186,112
                       Generale de Banque SA                                       500                            192,736
                       Glaverbel SA                                                500                             73,476
                       Groupe Bruxelles Lambert SA                                 700                            117,478
                       Petrofina SA                                                700                            265,447
                       Royale Belge SA                                             600                            174,506
                       Solvay SA                                                   200                            118,007
                     ++Union Miniere SA (b)                                        900                             84,414

                       Total Investments in Belgium (Cost--$2,003,133)--1.7%                                    2,124,868


Denmark                D/S Norden A/S (Class B)                                      9                            322,413
                       D/S Svendborg A/S                                             6                            310,421
                       Den Danske Bank A/S                                       1,600                            155,904
                       FLS Industries A/S                                        3,000                            101,815
                       Novo Nordisk A/S (Class B)                                1,900                            207,491
                       Tele Danmark A/S                                          4,200                            218,562
                       Unidanmark A/S                                            2,100                            118,150

                       Total Investments in Denmark (Cost--$1,294,879)--1.1%                                    1,434,756


Finland                Kesko OY                                                  7,000                             99,896
                       Merita OY (Class A)                                      32,250                            105,730
                       Nokia OY AB (Series A)                                    6,000                            453,003
                       Nokia OY AB (Series K)                                    3,000                            223,898
                       Outokumpu OY                                              6,750                            134,078
                       Rauma OY                                                  2,000                             45,898
                       Sampo Insurance Company Ltd.                                750                             73,042
                       UPM-Kymmene OY                                            8,750                            202,492

                       Total Investments in Finland (Cost--$1,199,144)--1.0%                                    1,338,037


France                 Accor SA                                                  1,050                            157,279
                       Alcatel Alsthom Cie Generale
                        d'Electricite SA                                         4,600                            576,282
                       Axa SA                                                    8,800                            547,482
                       Banque Nationale de Paris SA (BNP)                        6,300                            259,725
                       Bouygues SA                                               1,150                             94,644
                       Canal+                                                    1,050                            204,463
                       Carrefour SA                                              1,050                            762,804
                       Compagnie Bancaire SA                                     1,100                            140,428
                       Compagnie de Saint-Gobain SA                              2,400                            350,100
                       Compagnie de Suez SA                                     99,000                            243,502
                       Compagnie Financiere de Paribas                           3,800                            262,609
                       Compagnie Generale des Eaux SA                            3,350                            429,378
                       Compagnie Generale des Eaux SA
                        (Warrants) (a)                                           1,500                                899
                       Compagnie Generale des Etablissements
                        Michelin (Class B)                                       4,150                            249,287
                       Comptoirs Modernes SA                                       400                            211,067
                       Elf Aquitaine SA                                          7,000                            755,417
                       Eridania Beghin-Say SA                                      950                            142,300
                       Groupe Casino Guichard Perachon SA                        2,600                            128,741
                       Groupe Danone SA                                          2,050                            338,823
                       Havas SA                                                  2,300                            165,799
                       Imetal SA                                                   850                            112,708
                       LVMH Moet-Hennessy Louis Vuitton SA                       2,550                            685,799
                       L'Air Liquide SA                                          1,700                            269,979
                       L'Oreal SA                                                1,750                            737,544
                       Lafarge SA                                                2,650                            164,867
                       Lagardere SCA                                             4,350                            126,393
                       Legrand SA                                                  900                            158,556
                       Lyonnaise des Eaux SA                                     1,900                            191,459
                       Pernod Ricard SA                                          2,400                            123,781
                       Peugeot SA                                                1,650                            159,526
                       Pinault-Printemps Redoute SA (b)                            650                            312,448
                       Promodes SA                                                 650                            253,255
                       Rhone-Poulenc SA (Class A)                                8,900                            363,581
                       SAGEM SA                                                    250                            127,023
                       Sanofi SA                                                 3,150                            308,839
                       Schneider SA                                              4,300                            228,947
                       Sidel SA                                                  1,300                            100,683
                       Societe Bic SA                                              900                            147,220
                       Societe Generale de France SA                             2,700                            301,486
                       Societe Nationale d'Exploitation
                        Industrielle des Tabacs et Allumettes SA                 2,550                             80,733
                       Sodexho Alliance SA                                         250                            128,045
                       Thomson-CSF SA                                            4,000                            103,083
                       Total SA (Class B)                                        6,550                            662,258
                       Usinor-Sacilor                                            9,450                            170,505
                       Valeo SA                                                  2,250                            139,790

                       Total Investments in France (Cost--$11,526,871)--9.5%                                   12,179,537

Germany                Aachener und Muenchener Beteiligungs AG                     200                            176,747
                       Adidas AG                                                 2,250                            249,197
                       Allianz AG Holding                                       10,850                          2,272,610
                       BASF AG                                                  24,600                            909,830
                       Bayer AG                                                 29,150                          1,121,102
                       Bayerische Hypotheken-und
                        Wechsel-Bank AG                                         11,350                            339,666
                       Bayerische Vereinsbank AG                                11,550                            472,578
                       Beiersdorf AG                                             3,750                            193,676
                       CKAG Colonia Konzern AG                                   1,200                            110,869
                       Continental AG                                            5,650                            140,715
                       Daimler-Benz AG                                          21,200                          1,721,451
                       Degussa AG                                                7,500                            397,251
                       Deutsche Bank AG                                         19,650                          1,149,050
                       Deutsche Lufthansa AG                                    16,450                            315,765
                       Deutsche Telekom AG                                      91,100                          2,195,685
                       Dresdner Bank AG                                         18,200                            629,783
                       Friedrich Grohe AG (Preferred)                              550                            170,435
                       Heidelberger Zement AG                                    2,100                            198,841
                       Hochtief AG                                               3,400                            152,186
                       Karstadt AG                                                 700                            249,455
                       Linde AG                                                    350                            268,134
                       MAN AG                                                      500                            154,080
                       METRO AG                                                  3,850                            422,205
                       Mannesmann AG                                             1,600                            713,417
                       Merck KGaA                                                7,600                            335,602
                       Muenchener Rueckversicherungs-
                        Gesellschaft  AG                                           350                            982,153
                       Preussag AG                                                 700                            205,067
                       RWE AG                                                   13,700                            589,636
                       RWE AG (Preferred)                                        8,450                            294,339
                       SAP AG                                                    2,650                            532,251
                       SAP AG (Preferred)                                        1,850                            384,311
                       SGL CARBON AG                                             1,000                            137,037
                       Schering AG                                               3,150                            336,854
                       Siemens AG                                               22,600                          1,342,953
                       Thyssen AG                                                1,350                            319,953
                       VEBA AG                                                  19,950                          1,121,944
                       Viag AG                                                   1,100                            500,574
                       Volkswagen AG                                             1,200                            920,693
                       Volkswagen AG (Preferred)                                   400                            224,951

                       Total Investments in Germany (Cost--$21,336,204)--18.0%                                 22,953,046



Merrill Lynch International Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS (continued)
                       Merrill Lynch International Index Series (continued)
                                                                               Shares                             Value
COUNTRY                Investments                                              Held                            (Note 1a)
Hong Kong              Cheung Kong (Holdings) Limited                           33,000                       $    325,876
                       Hang Seng Bank Limited                                   12,000                            171,167
                       Hong Kong Telecommunications Ltd.                        83,000                            198,211
                       Hutchison Whampoa Ltd.                                   27,000                            233,516
                       Sun Hung Kai Properties Limited                          16,000                            192,596
                       Swire Pacific Ltd. (Class A)                             13,000                            117,048

                       Total Investments in Hong Kong (Cost--$1,053,553)--1.0%                                  1,238,414


Ireland                CRH PLC                                                  17,300                            180,987
                       Greencore Group PLC                                      41,300                            202,921
                       Jefferson Smurfit Group PLC                              46,200                            134,103

                       Total Investments in Ireland (Cost--$513,738)--0.4%                                        518,011

Italy                  Assicurazioni Generali SpA                               39,200                            712,476
                       Banca Commerciale Italiana SpA                           99,700                            206,425
                       Banca Popolare di Milano (SCRL)                          18,100                            108,434
                       Banco Ambrosiano Veneto SpA                              34,100                             98,282
                       Benetton SpA                                              9,256                            147,815
                       Cartiere Burgo SpA                                       13,000                             72,107
                       Credito Italiano SpA                                    124,900                            228,480
                       Edison SpA                                               37,800                            187,988
                       Ente Nazionale Idrocarburi (ENI)                        371,400                          2,102,656
                       Fiat SpA                                                168,900                            608,004
                       Fiat SpA (Preferred)                                     59,800                            110,448
                       Istituto Bancario San Paolo di Torino SpA                43,700                            318,477
                       Istituto Mobiliare Italiano SpA                          31,800                            286,183
                       Istituto Nazionale delle Assicurazioni SpA              252,800                            385,126
                       Italcementi SpA                                          13,900                             86,665
                       Italgas Torino SpA                                       37,700                            121,963
                       Mediaset SpA                                             60,500                            256,754
                       Mediobanca-Banca di Credito
                        Finanziario SpA                                         24,100                            146,293
                       Montedison SpA                                          291,200                            192,181
                     ++Olivetti SpA                                            217,100                             61,487
                       Parmalat Finanziaria SpA                                 80,600                            114,019
                       Pirelli SpA                                              73,100                            181,019
                       Riunione Adriatica di Sicurta SpA                        21,600                            170,884
                       Sirti SpA                                                20,100                            115,923
                       TIM SpA                                                  76,500                            136,792
                       TIM SpA (RNC)                                           319,900                          1,034,910
                       Telecom Italia SpA                                      321,900                            963,750
                       Telecom Italia SpA (RNC)                                 78,200                            154,781

                       Total Investments in Italy (Cost--$8,703,158)--7.3%                                      9,310,322

Japan                  Acom Co., Ltd.                                            5,000                            241,111
                       Advantest Corporation                                     2,000                            153,752
                       Asahi Bank, Ltd.                                         32,000                            272,560
                       Asahi Chemical Industry Co., Ltd.                        27,000                            161,571
                       Asahi Glass Co., Ltd.                                    13,000                            129,466
                       Bank of Tokyo-Mitsubishi, Ltd.                           57,000                          1,145,278
                       Bridgestone Corporation                                  11,000                            255,613
                       Canon Inc.                                               11,000                            299,817
                       Chugai Pharmaceutical Co., Ltd.                          32,000                            287,936
                       Cosmo Oil Company, Ltd.                                  29,000                            138,831
                       Dai Nippon Printing Co., Ltd.                            10,000                            226,260
                       Daiei, Inc. (The)                                        17,000                            109,155
                       Dainippon Ink & Chemicals, Inc.                          54,000                            233,039
                       Daiwa House Industry Co., Ltd.                           18,000                            220,145
                       Daiwa Securities Co., Ltd.                               19,000                            150,048
                       East Japan Railway Co.                                      442                             26,016
                       Fanuc Ltd.                                                4,000                            153,752
                       Fuji Bank, Ltd.                                          36,000                            540,928
                       Fuji Photo Film Co., Ltd.                                 7,000                            281,908
                       Fujitsu Limited                                          24,000                            333,362
                       Hitachi Ltd.                                             41,000                            458,461
                       Honda Motor Co., Ltd.                                    13,000                            391,806
                       Hoya Corporation                                          2,000                             89,106
                       Industrial Bank of Japan Ltd.                            32,000                            497,598
                       Ito-Yokado Co., Ltd.                                      5,000                            290,469
                     ++Japan Airlines Company, Ltd.                             24,000                            109,234
                       Japan Energy Corp.                                       51,000                            133,659
                       Jusco Co., Ltd.                                           5,000                            169,040
                       Kajima Corporation                                       26,000                            152,407
                       Kaneka Corporation                                       38,000                            238,351
                       Kansai Electric Power Co., Inc. (The)                    10,000                            193,064
                       Kawasaki Steel Corporation                               48,000                            156,408
                       Keihin Electric Express Railway Co., Ltd.                34,000                            159,797
                       Kirin Brewery Company Ltd.                               20,000                            207,915
                       Komatsu Ltd.                                             26,000                            211,234
                       Kubota Corporation                                       65,000                            318,555
                       Kyocera Corporation                                       3,000                            238,490
                       Lion Corporation                                         78,000                            357,054
                       Marui Co., Ltd.                                           5,000                             93,037
                       Matsushita Electric Industrial Co., Ltd.                 26,000                            524,679
                       Minebea Co., Ltd.                                        10,000                            106,578
                       Mitsubishi Chemical Corp.                                49,000                            160,094
                       Mitsubishi Corporation                                   18,000                            224,862
                       Mitsubishi Electric Corporation                          31,000                            173,591
                       Mitsubishi Estate Co., Ltd.                              18,000                            261,029
                       Mitsubishi Heavy Industries, Ltd.                        40,000                            307,155
                       Mitsubishi Oil Company, Ltd.                             29,000                            129,204
                       Mitsubishi Trust and Banking Corp.                       17,000                            268,804
                       Mitsui & Co., Ltd.                                       23,000                            221,019
                       Mitsui Fudosan Co., Ltd.                                 14,000                            193,238
                       Mitsui Toatsu Chemicals, Inc.                            86,000                            236,656
                       Mitsui Trust & Banking Company, Ltd.                     18,000                            136,018
                       Murata Manufacturing Co., Ltd.                            4,000                            159,343
                       NEC Corporation                                          21,000                            293,527
                       NKK Corporation                                          69,000                            148,283
                       NTN Corporation                                          40,000                            223,989
                       Nankai Electric Railway Co., Ltd.                        28,000                            142,850
                       Nikon Corporation                                         7,000                            118,022
                       Nippon Express Co., Ltd.                                 21,000                            167,861
                       Nippon Oil Co., Ltd.                                     43,000                            235,529
                       Nippon Paper Industries Co., Ltd.                        14,000                             81,087
                       Nippon Steel Corporation                                 80,000                            255,788
                       Nippon Telegraph & Telephone Corp.                          230                          1,105,092
                       Nippondenso Finance NV                                   12,000                            287,237
                       Nissan Motor Co., Ltd.                                   38,000                            295,117
                       Nitto Denko Corp.                                         5,000                             97,405
                       Nomura Securities Co., Ltd. (The)                        25,000                            345,069
                       Obayashi Corporation                                     27,000                            180,912
                       Omron Corporation                                         6,000                            127,370
                       Orix Corporation                                          1,000                             74,168
                       Rohm Company, Ltd.                                        2,000                            206,168
                       SMC Corporation                                           2,000                            169,127
                       Sakura Bank Limited                                      45,000                            345,156
                       Sankyo Company, Limited                                   6,000                            201,800
                       Sanyo Electric Co., Ltd.                                 44,000                            197,571
                       Secom Co., Ltd.                                           3,000                            220,407
                       Seino Transportation Co., Ltd.                           16,000                            173,320
                       Sekisui Chemical Co., Ltd.                               10,000                            101,337
                       Sekisui House, Ltd.                                      15,000                            152,005
                       Sharp Corporation                                        15,000                            207,041
                       Shin-Etsu Chemical Co., Ltd.                              7,000                            185,900
                       Shiseido Company, Ltd.                                   13,000                            214,641
                       Shizuoka Bank, Ltd. (The)                                17,000                            194,549
                       Sony Corporation                                          5,000                            436,359
                       Sumitomo Bank, Ltd.                                      39,000                            640,517
                       Sumitomo Chemical Co., Ltd.                              27,000                            122,416
                       Sumitomo Corporation                                     19,000                            180,921
                       Sumitomo Electric Industries, Ltd.                       13,000                            218,048
                       Sumitomo Metal & Mining Co., Ltd.                        16,000                            113,217
                       Sumitomo Metal Industries, Ltd.                          58,000                            165,179
                       Taisho Pharmaceutical Co., Ltd.                           5,000                            134,970
                       Takeda Chemical Industries, Ltd.                         11,000                            309,426
                       Teikoku Oil Co., Ltd.                                    42,000                            188,224
                       Toho Co., Ltd.                                              500                             82,554
                       Tokai Bank, Limited                                      27,000                            278,326
                       Tokio Marine & Fire Insurance Co., Ltd.                  18,000                            235,870
                       Tokyo Electric Power Co., Inc. (The)                     16,000                            336,857
                       Tokyo Electron Limited                                    3,000                            143,618
                       Tokyu Corporation                                        23,000                            142,858
                       Toppan Printing Co., Ltd.                                15,000                            235,870
                       Toray Industries, Inc.                                   23,000                            164,157
                       Tostem Corporation                                        5,000                            138,464
                       Toyo Seikan Kaisha, Ltd.                                  6,000                            133,135
                       Toyobo Co., Ltd.                                         89,000                            235,581
                       Toyoda Automatic Loom Works, Ltd.                        13,000                            295,274
                       Toyota Motor Corporation                                 46,000                          1,358,260
                       Wacoal Corp.                                             11,000                            136,455
                       Yamaha Corporation                                        4,000                             73,382
                       Yamato Transport Co., Ltd.                               20,000                            249,847

                       Total Investments in Japan (Cost--$22,570,397)--20.9%                                   26,626,616




Merrill Lynch International Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS (continued)
                       Merrill Lynch International Index Series (continued)
                                                                               Shares                             Value
COUNTRY                Investments                                              Held                            (Note 1a)
Malaysia               Rashid Hassain BHD                                       51,000                       $    161,667
                       Resorts World BHD                                        31,000                             93,355

                       Total Investments in Malaysia (Cost--$303,627)--0.2%                                       255,022

Netherlands            ABN AMRO Holding N.V.                                    15,100                            281,797
                       Elsevier N.V.                                            10,800                            180,624
                       Heineken N.V.                                               800                            136,651
                       Internationale Nederlanden Groep N.V.                    10,312                            475,849
                       Koninklijke Ahold N.V.                                    3,600                            303,977
                       Philips Electronics N.V.                                  4,600                            329,778
                       Royal Dutch Petroleum N.V.                               19,200                            999,551
                       Royal PTT Nederland N.V.                                  6,900                            270,906
                       Unilever N.V.                                             2,000                            421,375
                       Wolters Kluwer N.V.                                       1,200                            146,237

                       Total Investments in the Netherlands (Cost--$3,094,059)--2.8%                            3,546,745

New Zealand            Brierley Investments Limited                            137,600                            134,243
                       Fletcher Challenge Forests Division                       2,520                              3,654
                       Fletcher Challenge Paper                                 63,000                            152,376
                       Telecom Corporation of New Zealand                       37,700                            191,563

                       Total Investments in New Zealand (Cost--$436,283)--0.4%                                    481,836

Norway                 Aker RGI ASA (Class A)                                    2,500                             49,158
                       Aker RGI ASA (Class B)                                      500                              8,739
                       Christiania Bank og Kreditkasse                          32,200                            109,923
                       Dyno Industriere ASA                                      4,100                            106,373
                       Elkem ASA                                                 3,700                             72,501
                       Kvaerner ASA                                              1,700                            102,952
                       Norsk Hydro ASA                                           7,200                            392,282
                       Orkla ASA (A Shares)                                      1,900                            140,360
                     ++Petroleum geo-Services ASA                                1,600                             77,124
                     ++Storebrand ASA                                           11,200                             66,833

                       Total Investments in Norway (Cost--$1,077,809)--0.9%                                     1,126,245


Singapore              City Developments Ltd.                                   11,000                            107,745
                       DBS Land Ltd.                                            31,000                             98,034
                       Keppel Corporation Ltd.                                  28,500                            126,618
                     ++Keppel Corporation Ltd. (A Shares)                        3,500                             15,182
                       Singapore Airlines Ltd. 'Foreign'                        31,000                            277,618

                       Total Investments in Singapore (Cost--$639,084)--0.5%                                      625,197

Spain                  Acerinox S.A.                                               500                             93,752
                       Autopistas Concesionaria Espanola S.A.
                        (ACESA)                                                 12,000                            162,988
                       Banco Bilbao Vizcaya S.A.                                 8,200                            666,581
                       Banco Central Hispanoamericano S.A.                       7,200                            263,552
                       Banco Santander S.A.                                     18,000                            554,975
                       Corporacion Bancaria de Espana
                        (Argentaria)                                             4,500                            252,122
                       Corporacion Financiera Alba S.A.                          1,100                            139,620
                       Empresa Nacional de Electricidad S.A.
                        (Endesa)                                                 9,600                            806,465
                       Fomento de Construciones y Contratas S.A.                   800                            102,085
                       Gas Natural SDG S.A.                                      1,500                            327,912
                       Iberdrola S.A.                                           35,600                            449,684
                       Repsol S.A.                                              10,800                            456,937
                       Tabacalera S.A. (Class A)                                 1,900                            102,064
                       Telefonica de Espana S.A.                                34,300                            992,312
                       Union Electrica-Fenosa S.A.                              12,700                            115,572

                       Total Investments in Spain (Cost--$4,736,659)--4.3%                                      5,486,621

Sweden                 ABB AB (A Shares)                                        13,500                            189,455
                       Astra AB 'A' Fria1                                        7,290                            322,032
                       Electrolux AB                                             1,500                            108,260
                       Forsakrings AB Skandia                                    2,200                             81,098
                     ++Granges AB                                                  750                              9,943
                       H & M Hennes & Mauritz AB                                 3,000                            105,544
                       Skandinaviska Enskilda Banken AB                          8,200                             88,561
                       Skanska Banken AB (B Shares)                              2,100                             92,894
                       Svenska Cellulosa AB (SCA) (B Shares)                     6,500                            136,198
                       Svenska Handelsbanken AB                                  3,700                            117,728
                       Telefonaktiebolaget LM
                        Ericsson (B Shares)                                     12,900                            508,064
                       Volvo AB (B Shares)                                       4,500                            120,483

                       Total Investments in Sweden (Cost--$1,654,462)--1.5%                                     1,880,260

Switzerland            ABB AG (Bearer)                                             100                            151,609
                       Credit Suisse Group AG (Registered Shares)                1,350                            173,647
                       Nestle SA                                                   300                            396,378
                       Novartis AG                                                 400                            640,461
                       Roche Holding AG                                             50                            452,940
                       Schweizerische Rueckversicherungs-
                        Gesellschaft                                               100                            141,661
                       Schweizerischer Bankverein                                  600                            160,733
                       Union Bank of Switzerland (UBS)                             200                            229,128
                       Zuerich Versicherungs-Gesellschaft                          550                            219,215

                       Total Investments in Switzerland (Cost--$2,186,646)--2.0%                                2,565,772

United Kingdom         Abbey National PLC                                       10,800                            147,275
                       B.A.T. Industries PLC                                    28,600                            255,645
                       BG PLC                                                   47,200                            172,686
                       BTR PLC                                                  35,700                            122,003
                       Barclays PLC                                             12,700                            251,752
                       Bass PLC                                                 10,700                            130,431
                       Boots Company PLC (The)                                  20,000                            234,317
                       British Aerospace PLC                                     4,200                             93,349
                       British Airways PLC                                      11,700                            133,184
                       British Petroleum Co. PLC (The)                          42,200                            524,234
                       British Sky Broadcasting Group PLC                       16,700                            121,642
                       British Telecommunications PLC                           52,400                            388,650
                       Burmah Castrol PLC                                       15,900                            268,648
                       Cable and Wireless PLC                                   26,400                            241,468
                       Carlton Communications PLC                               30,500                            257,919
                       General Electric Company (The) PLC                       31,500                            188,060
                       Glaxo Wellcome PLC                                       27,800                            574,425
                       Granada Group PLC                                         8,400                            110,357
                       Grand Metropolitan PLC                                   23,700                            227,808
                       Great Universal Stores PLC                               11,300                            114,537
                       Guinness PLC                                             16,800                            164,278
                       HSBC Holdings PLC                                        14,300                            423,241
                       HSBC Holdings PLC (75p)                                   7,000                            215,184
                       Imperial Chemical Industries PLC                         11,000                            152,564
                       J Sainsbury PLC                                          19,300                            116,829
                       Kingfisher PLC                                           15,500                            175,796
                       Marks and Spencer PLC                                    29,200                            241,827
                       National Power PLC                                       11,600                            100,698
                       Peninsular & Oriental Steam
                        Navigation Co. PLC                                      14,900                            148,177
                       Prudential Corporation PLC                               15,400                            150,311
                       RTZ Corporation PLC                                       8,300                            144,447
                       Rank Group PLC (The)                                     17,600                            111,368
                       Reuters Holdings PLC                                     13,900                            146,322
                       Royal & Sun Alliance Insurance
                        Group PLC                                               15,000                            110,756
                       Royal Bank of Scotland Group PLC (The)                   11,100                            103,741
                       Scottish & Newcastle PLC                                 18,200                            195,522
                       Scottish Power PLC                                       17,100                            110,905
                       Smithkline Beecham PLC                                   22,200                            408,135
                       TSB Group PLC                                            42,700                            438,132
                       Tesco PLC                                                21,372                            131,859
                       Thorn PLC                                                10,700                            192,176
                       Unilever PLC                                              7,300                            208,685
                       Vodafone Group PLC                                       38,800                            189,056
                       Zeneca Group PLC                                          7,800                            257,612

                       Total Investments in the United Kingdom (Cost--$8,765,492)--7.2%                         9,196,011


SCHEDULE OF INVESTMENTS (concluded)
                       Merrill Lynch International Index Series (concluded)

SHORT-TERM               Face                                                                                     Value
SECURITIES              Amount                                     Issue                                        (Note 1a)
US Government          $  2,000,000    Federal Home Loan Bank, 5.37% due 7/29/1997 (c)                       $  1,991,647
Agency Obligations*      16,623,000    Federal Home Loan Mortgage Corp., 6% due 7/01/1997                      16,623,000

                       Total Investments in Short-Term Securities (Cost--$18,614,647)--14.6%                   18,614,647

                       Total Investments (Cost--$115,670,058)--98.5%                                          125,680,990

                       Unrealized Depreciation on Forward Foreign Exchange Contracts**--(0.1%)                   (111,636)

                       Variation Margin on Stock Index Futures Contracts***--(0.1%)                               (65,360)

                       Other Assets Less Liabilities--1.7%                                                      2,046,651
                                                                                                             ------------
                       Net Assets--100.0%                                                                    $127,550,645
                                                                                                             ============

                    (a)Warrants entitle the Series to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustments under certain conditions until the expiration date.
                    (b)Security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
                    (c)Security held as collateral in connection with open futures contracts.
                      *Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Series.
                     **Forward foreign exchange contracts as of June 30, 1997 were as follows:
                                                                             Unrealized
                       Foreign                                              Appreciation
                       Currency                               Expiration   (Depreciation)
                       Purchased                                Date          (Note 1b)
                       A$                     386,341       September 1997   $     (262)
                       DM                   3,851,823       September 1997      (25,989)
                       Pta                 57,849,200       September 1997       (4,582)
                       Frf                  6,324,145       September 1997      (11,303)
                       Pound Sterling         702,908       September 1997       16,184
                       HK$                  1,160,640         July 1997             (30)
                       Lit              1,270,490,000       September 1997       (4,147)
                       Skr                  1,921,815         July 1997            (576)
                       YEN                392,327,200       September 1997      (80,931)
                                                                             ----------
                       Total Unrealized Depreciation on Forward
                       Foreign Exchange Contracts--Net
                       (US$ Commitment--$9,874,601)                          $ (111,636)
                                                                             ==========

                    ***Stock index futures contracts sold as of June 30, 1997 were as follows:
                       Number of                             Expiration         Value
                       Contracts   Issue       Exchange         Date          (Note 1a)
                         9       IBEX 35         MEFF      September 1997    $   422,526
                         9       DTB             DTB       September 1997      1,959,486
                                                                             -----------
                       Total Stock Index Futures Contracts Sold
                       (Total Contract Price--$2,381,289)                    $ 2,382,012
                                                                             ===========

                       Stock index futures contracts purchased as of June 30, 1997 were as follows:
                       Number of                             Expiration         Value
                       Contracts   Issue       Exchange         Date          (Note 1a)
                         4       Hang Seng       HKFE        July 1997       $   393,840
                        22       OMX             OMLX        July 1997           688,621
                        12       FTSE            LIFFE     September 1997      2,297,933
                        23       CAC             MATIF     September 1997      2,262,064
                       512       Nikkei 300      OSAKA     September 1997     13,472,036
                        14       MIB 30          MSE       September 1997      1,668,620
                        24       All Ordinaries  SFE       September 1997      1,243,870
                                                                             -----------
                      Total Stock Index Futures Contracts Purchased
                      (Total Contract Price--$21,625,704)                    $22,026,984
                                                                             ===========
                    ++Non-income producing security.

                      See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
INTERNATIONAL
INDEX SERIES        As of June 30, 1997
Assets:             Investments, at value (identified cost--$115,670,058) (Note 1a)                         $125,680,990
                    Cash                                                                                             930
                    Foreign cash (Note 1b)                                                                       734,786
                    Receivables:
                      Contributions                                                        $  1,146,644
                      Dividends                                                                 316,521
                      Securities sold                                                               982        1,464,147
                                                                                           ------------
                    Deferred organization expenses (Note 1f)                                                      18,682
                                                                                                            ------------
                    Total assets                                                                             127,899,535
                                                                                                            ------------

Liabilities:        Unrealized depreciation on forward
                    foreign exchange contracts (Note 1b)                                                         111,636
                    Variation margin on stock index futures
                    contracts (Notes 1a & 1b)                                                                     65,360
                    Payables:
                      Withdrawals                                                               119,458
                      Securities purchased                                                        1,580
                      Forward foreign exchange contracts (Note 1b)                                  915          121,953
                                                                                           ------------
                    Accrued expenses and other liabilities                                                        49,941
                                                                                                            ------------
                    Total liabilities                                                                            348,890
                                                                                                            ------------

Net Assets:         Net assets                                                                              $127,550,645
                                                                                                            ============

Net Assets          Partners capital                                                                        $117,261,776
Consist of:         Unrealized appreciation on investments--net                                               10,288,869
                                                                                                            ------------
                    Net assets                                                                              $127,550,645
                                                                                                            ============

                    See Notes to Financial Statements.



Merrill Lynch International Index Fund, June 30, 1997

STATEMENT OF OPERATIONS
MERRILL LYNCH
INTERNATIONAL
INDEX SERIES        For the Period April 9, 1997++ to June 30, 1997
Investment Income   Dividends (net of $120,469 foreign withholding tax)                                     $    806,660
(Notes 1d & 1e):    Interest and discount earned                                                                 170,731
                    Other                                                                                            673
                                                                                                            ------------
                    Total income                                                                                 978,064
                                                                                                            ------------

Expenses:           Investment advisory fees (Note 2)                                      $     23,163
                    Custodian fees                                                               12,203
                    Accounting services (Note 2)                                                 10,781
                    Amortization of organization expenses (Note 1f)                              10,218
                    Professional fees                                                             4,023
                    Pricing fees                                                                  2,534
                    Trustees' fees and expenses                                                   2,245
                    Other                                                                         1,227
                                                                                           ------------
                    Total expenses before reimbursement                                          66,394
                    Reimbursement of expenses (Note 2)                                          (23,163)
                                                                                           ------------
                    Total expenses after reimbursement                                                            43,231
                                                                                                            ------------
                    Investment income--net                                                                       934,833
                                                                                                            ------------

Realized &          Realized gain from:
Unrealized Gain       Investments--net                                                          698,876
(Loss) on             Foreign currency transactions--net                                        301,947        1,000,823
Investments &                                                                              ------------
Foreign Currency    Unrealized appreciation (depreciation) from:
Transactions--Net     Investments--net                                                       10,411,489
(Notes 1b, 1c,        Foreign currency transactions--net                                       (122,620)      10,288,869
1e & 3):                                                                                   ------------     ------------
                    Net realized and unrealized gain on investments and
                    foreign currency transactions                                                             11,289,692
                                                                                                            ------------
                    Net Increase in Net Assets Resulting from Operations                                    $ 12,224,525
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS
MERRILL LYNCH                                                                                             For the Period
INTERNATIONAL                                                                                          April 9, 1997++ to
INDEX SERIES        Increase (Decrease) in Net Assets:                                                     June 30, 1997
Operations:         Investment income--net                                                                  $    934,833
                    Realized gain on investments and foreign currency transactions--net                        1,000,823
                    Unrealized appreciation on investments and foreign currency transactions--net             10,288,869
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                      12,224,525
                                                                                                            ------------

Capital             Contributions                                                                            117,484,274
Transactions:       Withdrawals                                                                               (2,158,154)
                                                                                                            ------------
                    Net increase in net assets derived from capital transactions                             115,326,120
                                                                                                            ------------

Net Assets:         Total increase in net assets                                                             127,550,645
                    Beginning of period                                                                               --
                                                                                                            ------------
                    End of period                                                                           $127,550,645
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
MERRILL LYNCH                                                                                             For the Period
INTERNATIONAL       The following ratios have been derived from                                        April 9, 1997++ to
INDEX SERIES        information provided in the financial statements.                                      June 30, 1997
Ratios to Average   Expenses, net of reimbursement                                                                  .21%*
Net Assets:                                                                                                 ============
                    Expenses                                                                                        .32%*
                                                                                                            ============
                    Investment income--net                                                                         4.44%*
                                                                                                            ============

Supplemental        Net assets, end of period (in thousands)                                                $    127,551
Data:                                                                                                       ============
                    Portfolio turnover                                                                             5.45%
                                                                                                            ============
                    Average commission rate paid+++                                                         $      .0124
                                                                                                            ============

                   *Annualized.
                  ++Commencement of Operations.
                 +++Includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                    See Notes to Financial Statements.



Merrill Lynch International Index Fund, June 30, 1997

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
INTERNATIONAL
INDEX SERIES

1. Significant Accounting Policies:
Merrill Lynch International Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts. Premium or discount is amortized over the life of the contracts.

* Foreign currency options and futures--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.") which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.11% of the average daily value of the Series' net assets. For the period April 9, 1997 to June 30, 1997, MLAM earned fees of $23,163, all of which was voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period April 9, 1997 to June 30, 1997 were $100,331,160 and $3,407,203, respectively.

Net realized and unrealized gains (losses) as of June 30, 1997 were as follows:

                                     Realized       Unrealized
                                  Gains (Losses)  Gains (Losses)
Investments:
Long-term                          $    139,629   $ 10,010,932
Stock index futures contracts           559,247        400,557
                                   ------------   ------------
Total investments                       698,876     10,411,489
                                   ------------   ------------
Currency transactions:
Foreign currency transactions            39,662        (10,984)
Forward foreign exchange contracts      262,285       (111,636)
                                   ------------   ------------
Total currency transactions             301,947       (122,620)
                                   ------------   ------------
Total                              $  1,000,823   $ 10,288,869
                                   ============   ============


As of June 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $10,010,932, of which $10,834,618 related to appreciated securities and $823,686 related to depreciated securities. At June 30, 1997, the aggregate cost of investments for Federal income tax purposes was $115,670,058.



MERRILL LYNCH
SMALLCAP
INDEX FUND

Merrill Lynch
Index Funds, Inc.








FUND LOGO








Semi-Annual Report

June 30, 1997




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.













Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011              Index 3--6/97

Printed on post-consumer recycled paper




Merrill Lynch Small Cap Index Fund

Officers and
Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Norman R. Harvey, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Gregory Mark Maunz, Vice President
Eric S. Mitofsky, Vice President and Portfolio Manager
Jay C. Harbeck, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian
Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Merrill Lynch SmallCap Index Fund, June 30, 1997

DEAR SHAREHOLDER


We are pleased to provide you with this first semi-annual report for Merrill Lynch Small Cap Index Fund. The Fund, which seeks to replicate the return of the Russell 2000 Index, commenced operations on April 9, 1997 with an initial inflow of approximately $28.9 million and starting net asset values per share of $10.00. The Fund seeks to achieve its objective by investing all of its assets in Merrill Lynch Small Cap Index Series (the Series) of the Merrill Lynch Index Trust, which has the same investment objective of the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net asset of the Series.

At the Fund's inception, the US equity market, as measured by the Standard & Poor's 500 Index (S&P 500), was in the midst of a nearly 10% correction, following the preemptive increase in short-term interest rates by the Federal Open Market Committee on March 25, 1997. Small-capitalization stocks, which had badly lagged their large-cap counterparts during the early part of the year, staged a powerful rebound beginning in May, and produced a total return for that month of +11.12%, the best monthly result since February 1991. May was also the first month since December 1996 in which the Russell 2000 Index outperformed the S&P 500. In June, the unmanaged Russell 2000 Index continued to show strong momentum, producing a total return of +4.29%, bringing its total return for the second quarter to +16.21%.

There are two principal investments made by the Series in its attempt to replicate the returns of the benchmark Russell 2000 Index. The primary investment of the Series is an underlying equity portfolio in which most of the Series' assets are placed; the other is a long position in futures contracts used as a mechanism to equitize daily cash inflows so that the Series may remain 100% invested, while providing a means of maintaining a liquid pool of assets to meet potential redemption activity.

Because there is such a large number of stocks in the benchmark, and because many of these stocks are illiquid, we invest in an "optimized" portfolio of equities, whereby a group of stocks in the Russell 2000 Index are statistically selected to provide returns which closely approximate those of the Russell 2000 Index. The initial investment of the Series was a portfolio consisting of 800 stocks. As of June 30, 1997, the Series' equity portfolio was valued at $37.3 million. In addition, the Series held a long position of 12 Russell 2000 September futures and 6 S&P MidCap 400 futures.

Since inception through June 30, 1997, Merrill Lynch Small Cap Index Fund's Class A Shares and Class D Shares both had total returns of +15.10%, based on a change in per share net asset value from $10.00 to $11.51. (For complete performance information, see page 3 of this report to shareholders.)

In Conclusion
We appreciate your investment in Merrill Lynch Small Cap Index Fund, and we look forward to sharing our investment outlook with you in the months and years ahead.

Sincerely,







(Terry K. Glenn)
Terry K. Glenn
President







(Eric S. Mitofsky)
Eric S. Mitofsky
Vice President and
Portfolio Manager





July 30, 1997



PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers two pricing alternatives:

* Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results
                                                                                                  Since Inception++
                                                                      6/30/97         4/09/97++          % Change
ML Small Cap Index Fund Class A Shares                                $11.51           $10.00             +15.10%
ML Small Cap Index Fund Class D Shares                                 11.51            10.00             +15.10
ML Small Cap Index Fund Class A Shares--Total Return                                                      +15.10
ML Small Cap Index Fund Class D Shares--Total Return                                                      +15.10

++The Fund commenced operations on April 9, 1997.


Aggregate
Total Return


Class A Shares                           % Return

Inception (4/09/97)
through 6/30/97                           +15.10%


Class D Shares                           % Return

Inception (4/09/97)
through 6/30/97                           +15.10%


Merrill Lynch SmallCap Index Fund, June 30, 1997

STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
SMALL CAP
INDEX FUND          As of June 30, 1997
Assets:             Investment in Merrill Lynch Small Cap Index Series, at value (Note 1a)
                    (identified cost $36,482,338)                                                           $ 40,159,028
                    Receivable from administrator (Note 2)                                                        24,613
                    Deferred organization expenses (Note 1d)                                                      13,814
                    Other assets                                                                                  25,331
                                                                                                            ------------
                    Total assets                                                                              40,222,786
                                                                                                            ------------

Liabilities:        Distributor payable (Note 2)                                                                   4,480
                    Accrued expenses and other liabilities                                                         2,905
                                                                                                            ------------
                    Total liabilities                                                                              7,385
                                                                                                            ------------

Net Assets:         Net assets                                                                              $ 40,215,401
                                                                                                            ============

Net Assets          Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares
Consist of:         authorized                                                                              $        157
                    Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares
                    authorized                                                                                       193
                    Paid-in capital in excess of par                                                          35,529,900
                    Undistributed investment income--net                                                         109,999
                    Undistributed realized capital gains on investments from the Series--net                     898,462
                    Unrealized appreciation on investments from the Series--net                                3,676,690
                                                                                                            ------------
                    Net assets                                                                              $ 40,215,401
                                                                                                            ============

Net Asset           Class A--Based on net assets of $18,030,823 and 1,566,190 shares outstanding            $      11.51
Value:                                                                                                      ============
                    Class D--Based on net assets of $22,184,578 and 1,928,059 shares outstanding            $      11.51
                                                                                                            ============

                    See Notes to Financial Statements.


STATEMENT OF OPERATIONS
MERRILL LYNCH
SMALL CAP
INDEX FUND          For the Period April 9, 1997++ to June 30, 1997
Investment Income   Investment income allocated from the Series                                             $    158,207
(Note 1b):          Expenses allocated from the Series                                                           (16,168)
                                                                                                            ------------
                    Net investment income from the Series                                                        142,039
                                                                                                            ------------

Expenses:           Registration fees (Note 1d)                                            $     30,985
                    Administration fee (Note 2)                                                  16,520
                    Account maintenance fee--Class D (Note 2)                                    10,709
                    Printing and shareholder reports                                              3,662
                    Professional fees                                                             3,590
                    Transfer agent fee--Class D (Note 2)                                          2,149
                    Transfer agent fee--Class A (Note 2)                                          1,601
                    Accounting services (Note 2)                                                  1,496
                    Amortization of organization expenses (Note 1d)                                 972
                    Directors' fees and expenses                                                    299
                    Other                                                                         1,189
                                                                                           ------------
                    Total expenses before reimbursement                                          73,172
                    Reimbursement of expenses (Note 2)                                          (41,132)
                                                                                           ------------
                    Total expenses after reimbursement                                                            32,040
                                                                                                            ------------
                    Investment income--net                                                                       109,999
                                                                                                            ------------

Realized &          Realized gain on investments from the Series--net                                            898,462
Unrealized Gain     Unrealized appreciation on investments from the Series--net                                3,676,690
From the                                                                                                    ------------
Series--Net:        Net Increase in Net Assets Resulting from Operations                                    $  4,685,151
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS
MERRILL LYNCH                                                                                             For the Period
SMALL CAP                                                                                               April 9, 1997++ to
INDEX FUND          Increase in Net Assets:                                                               June 30, 1997
Operations:         Investment income--net                                                                  $    109,999
                    Realized gain on investments from the Series--net                                            898,462
                    Unrealized appreciation on investments from the Series--net                                3,676,690
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                       4,685,151
                                                                                                            ------------

Capital Share       Net increase in net assets derived from capital share transactions                        35,505,250
Transactions                                                                                                ------------
(Note 4):

Net Assets:         Total increase in net assets                                                              40,190,401
                    Beginning of period                                                                           25,000
                                                                                                            ------------
                    End of period*                                                                          $ 40,215,401
                                                                                                            ============

                   *Undistributed investment income--net                                                    $    109,999
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


Merrill Lynch SmallCap Index Fund, June 30, 1997

FINANCIAL HIGHLIGHTS
                    The following per share data and ratios have been derived                       For the Period
MERRILL LYNCH       from information provided in the financial statements.                        April 9, 1997++ to
SMALL CAP                                                                                           June 30, 1997
INDEX FUND          Increase in Net Asset Value:                                               Class A          Class D
Per Share           Net asset value, beginning of period                                       $  10.00         $  10.00
Operating                                                                                      --------         --------
Performance:        Investment income--net                                                          .03              .03
                    Realized and unrealized gain on investments from the Series--net               1.48             1.48
                                                                                               --------         --------
                    Total from investment operations                                               1.51             1.51
                                                                                               --------         --------
                    Net asset value, end of period                                             $  11.51         $  11.51
                                                                                               ========         ========

Total Investment    Based on net asset value per share                                           15.10%+++        15.10%+++
Return:                                                                                        ========         ========

Ratios to Average   Expenses, net of reimbursement++++                                             .50%*            .75%*
Net Assets:                                                                                    ========         ========
                    Expenses++++                                                                  1.20%*           1.46%*
                                                                                               ========         ========
                    Investment income--net                                                        1.61%*           1.36%*
                                                                                               ========         ========

Supplemental        Net assets, end of period (in thousands)                                   $ 18,031         $ 22,184
Data:                                                                                          ========         ========

                   *Annualized.
                  ++Commencement of Operations.
                 +++Aggregate total investment return.
                ++++Includes the Fund's share of the Series' allocated expenses.


                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


MERRILL LYNCH
SMALL CAP
INDEX FUND


1. Significant Accounting Policies:
Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Small Cap Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses-- Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:
The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.22% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 9, 1997 to June 30, 1997, MLAM earned fees of $16,520, all of which were voluntarily waived. MLAM also reimbursed the Fund for additional expenses of $24,612.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:
Increases and decreases in the Fund's investment in the Series for the period April 9, 1997 to June 30, 1997 were $37,247,334 and
$1,679,314, respectively.

4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $35,505,250 for the period April 9, 1997 to June 30, 1997.

Transactions in capital shares for each class were as follows:


Class A Shares for the Period                       Dollar
April 9, 1997++ to June 30, 1997      Shares        Amount

Shares sold                         1,982,992   $ 20,451,110
Shares redeemed                      (418,052)    (4,421,811)
                                 ------------   ------------
Net increase                        1,564,940   $ 16,029,299
                                 ============   ============

[FN]
++Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.


Class D Shares for the Period                       Dollar
April 9, 1997++ to June 30, 1997      Shares        Amount

Shares sold                         2,237,280   $ 22,751,077
Shares redeemed                      (310,471)    (3,275,126)
                                 ------------   ------------
Net increase                        1,926,809   $ 19,475,951
                                 ============   ============

[FN]
++Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.



Merrill Lynch SmallCap Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS
  Merrill Lynch Small Cap Index Series
                                                                     Shares                       Value
  Issue                                                               Held                      (Note 1a)
  COMMON
  STOCKS

  AAR Corporation                                                     1,400                    $    45,238
  ABM Industries, Inc.                                                1,900                         36,694
  ABR Information Services, Inc.                                      1,400                         40,600
++ABT Building Products Corporation                                   1,400                         36,750
  ACC Corp.                                                           1,100                         33,963
  ACNielson Corporation                                               3,500                         68,688
  ADAC Laboratories                                                   1,500                         35,438
++ADVO, Inc.                                                          2,500                         40,625
  AGL Resources, Inc.                                                 2,900                         59,813
  ALBANK Financial Corporation                                        1,000                         39,500
  AMCOL International Corp.                                           2,100                         38,063
  AMCORE Financial Inc.                                               1,300                         35,425
  AMETEK, Inc.                                                        2,600                         61,100
++ANTEC Corporation                                                   2,100                         24,675
  APL Ltd.                                                            1,400                         43,750
  ASA Holdings, Inc.                                                  1,400                         40,075
  Aames Financial Corporation                                         1,700                         31,450
++Acceptance Insurance Holdings, Inc.                                 1,100                         25,025
++Access Health, Inc.                                                 1,100                         26,950
  Acordia, Inc.                                                       1,400                         56,000
++Actel Corp.                                                         1,600                         27,300
++Acuson Corporation                                                  1,200                         27,600
  Acxiom Corp.                                                        3,000                         61,500
++Advanced Techology Laboratories, Inc.                               1,000                         43,000
++Advanced Tissue Sciences, Inc.                                      2,700                         34,763
++Affiliated Computer Services, Inc.                                  2,300                         64,400
++Affymetrix, Inc.                                                    1,400                         48,650
++Agouron Pharmaceuticals, Inc.                                         700                         56,612
  Air Express International Corporation                               2,200                         87,450
  Airborne Freight Corporation                                        1,200                         50,250
  Albany International Corp. (Class A)                                2,300                         51,750
++Alexander's, Inc.                                                     300                         21,113
  Aliant Communications, Inc.                                         3,200                         62,400
++Alkermes, Inc.                                                      1,300                         18,850
++Allen Telecom Inc.                                                  1,700                         35,275
++Alliance Pharmaceutical Corporation                                 2,700                         27,169
++Alliant Techsystems, Inc.                                             900                         49,500
  Allied Capital Commercial Corporation                               1,200                         28,800
  Allied Group, Inc.                                                  1,500                         57,000
++Allied Waste Industries, Inc.                                       4,100                         71,238
++Allwaste, Inc.                                                      3,600                         34,200
  Alpharma, Inc. (Class A)                                              800                         12,750
++Alternative Resources Corp.                                         1,500                         30,563
++Amerco                                                              1,100                         33,138
++America West Holdings Corp. (Class B)                               2,900                         42,050
  American Health Properties, Inc.                                    1,800                         45,225
++American Management Systems, Inc.                                   2,200                         58,850
  American Mobile                                                     1,700                         17,425
++American Oncology Resources, Inc.                                   4,200                         70,875
++American Radio Systems Corp.                                        1,400                         55,825
++AmeriCredit Corp.                                                   2,500                         52,500
++Amerin Corporation                                                  1,800                         43,650
++AmeriSource Health Corp. (Class A)                                  1,400                         69,825
++Amylin Pharmaceuticals, Inc.                                        2,000                         27,500
  Analysts International Corp.                                        1,800                         60,300
  Anchor Bancorp, Inc.                                                  600                         29,250
++Anchor Gaming                                                         600                         28,650
++Anixter International Inc.                                          2,900                         49,844
++AnnTaylor Stores Corporation                                        1,600                         31,200
  Apogee Enterprises, Inc.                                            2,000                         43,000
  Apple South, Inc.                                                   2,300                         35,075
  Applebee's International, Inc.                                      2,300                         61,525
  Applied Industrial Technologies, Inc.                               1,300                         46,800
++Applied Magnetics Corp.                                             1,400                         31,675
++Apria Healthcare Group, Inc.                                        2,500                         44,375
  AptarGroup, Inc.                                                    1,300                         58,825
  Arbor Drugs, Inc.                                                   1,800                         36,225
++Arbor Software Corp.                                                1,000                         35,250
++Arcadia Financial Ltd.                                              3,000                         27,563
  Argonaut Group, Inc.                                                1,000                         29,500
++Argyle Television Operations, Inc.                                  1,200                         30,600
++Armco, Inc.                                                         6,600                         25,575
  Arrow International, Inc.                                           1,000                         29,250
++Arterial Vascular Engineering, Inc.                                 1,700                         54,719
  Arvin Industries, Inc.                                              1,300                         35,425
++Ascent Entertainment Group, Inc.                                    1,000                          9,125
  Aspect Telecommunications Corp.                                     2,600                         57,850
  Aspen Technologies, Inc.                                            1,400                         52,675
  Associated Banc-Corp                                                1,400                         55,300
  Associated Estates Realty Corp.                                       600                         14,100
  Astoria Financial Corp.                                             1,300                         61,750
  Atlantic Energy, Inc.                                               3,600                         60,525
  Atmos Energy Corporation                                            1,700                         40,800
++Auspex Systems, Inc.                                                2,400                         23,100
  Authentic Fitness Corp.                                             1,800                         22,725
++Avant Corporation                                                   1,400                         45,238
++Avid Technology, Inc.                                               2,200                         58,025
++Aztar Corporation                                                   4,100                         28,956
++BBN Corp., Inc.                                                     1,300                         37,619
  BDM International, Inc.                                             2,200                         50,600
++BE Aerospace, Inc.                                                  1,100                         34,788
++BISYS Group, Inc.                                                   1,900                         79,325
  BMC Industries, Inc.                                                1,900                         65,075
++BT Office Products International, Inc.                              1,900                         14,250
  BW/IP, Inc.                                                         2,200                         44,687
  Ball Corp.                                                          1,900                         57,119
  Ballard Medical Products                                            2,100                         42,131
++BancTec, Inc.                                                       1,300                         33,719
  Bank of Granite Corp.                                               1,200                         36,300
  Bank United Corp. (Class A)                                         1,500                         57,000
  Banknorth Group, Inc.                                                 600                         27,750
  Banta Corporation                                                   2,100                         56,963
++Barnett Banks, Inc.                                                 1,200                         29,400
++Barrett Resources Corp.                                             2,200                         65,863
  Bassett Furniture Industries, Inc.                                  1,300                         36,725
  Bay Apartment Communities, Inc.                                     1,400                         51,800
  Bay State Gas Company                                               1,400                         37,275
  Belden, Inc.                                                        1,700                         57,906
++Bell & Howell Co. (Series B)                                        1,600                         49,300
++Benton Oil & Gas Co.                                                2,000                         30,000
  Berkley (W.R.) Corporation                                            600                         35,325
  Berkshire Realty Company, Inc.                                      2,300                         24,438
  Berry Petroleum Co. (Class A)                                       2,600                         49,400
++Best Buy Co., Inc.                                                  2,300                         34,213
++Big Flower Press Holdings, Inc.                                     1,400                         29,050
++Billing Information Concepts                                        1,600                         55,800
++Bio-Rad Laboratories, Inc. (Class A)                                1,000                         26,063
++Bio Technology General Corp.                                        2,800                         37,800
  Birmingham Steel Corp.                                              2,300                         35,650
++Black Box Corporation                                               1,300                         52,325
  Black Hills Corporation                                             1,600                         45,600
  Block Drug Company, Inc. (Class A)                                    900                         39,150
  Blount International, Inc. (Class A)                                  900                         38,306
  Bob Evans Farms, Inc.                                               4,300                         72,831
  Boole & Babbage, Inc.                                               1,600                         34,000
++Boston Beer Company, Inc. (Class A)                                 1,700                         16,787
++Boston Technology, Inc.                                             1,400                         41,388
  Brady (W.H.) Company (Class A)                                      1,600                         46,400
  Brightpoint, Inc.                                                   1,300                         42,331
++Brinker International, Inc.                                         3,800                         54,150
++Bristol Hotel Company                                               1,400                         53,900
++Broderbund Software, Inc.                                           1,200                         29,625
  Brush Wellman, Inc.                                                 1,400                         29,313
++Buckeye Cellulose Corp.                                             1,400                         47,250
++Buffets, Inc.                                                       4,000                         33,750
++Burlington Industries, Inc.                                         3,600                         43,200
  Burnham Pacific Properties, Inc.                                    7,200                         99,000
  Burr-Brown Corp.                                                    1,700                         58,650
  CBL & Associates Properties, Inc.                                   1,900                         45,600
  CCB Financial Corp.                                                   800                         58,500
  CILCORP, Inc.                                                       1,300                         53,544
  CKE Restaurants, Inc.                                               2,300                         72,738
  CMAC Investment Corp.                                               2,200                        105,050
  CNB Bancshares, Inc.                                                1,300                         52,650
++CONMED Corporation                                                    800                         13,600
  CORESTAFF, Inc.                                                     1,800                         48,600
++CORT Business Services Corp.                                        1,500                         44,250
  CPI Corporation                                                     1,200                         25,200
  CRIIMI MAE, Inc.                                                    2,700                         43,200
++CSG Systems International, Inc.                                     1,900                         58,663
++CSS Industries, Inc.                                                1,000                         31,625
  CWM Mortgage Holdings Inc.                                          3,100                         74,206
++Cable Design Technologies                                           1,300                         38,269
++Cablevision System Corp.                                            1,000                         53,500
  Cabot Oil & Gas Corp.                                               2,400                         42,300
  Calgon Carbon Corporation                                           3,700                         51,338
++California Microwave, Inc.                                          1,400                         19,600
  California Water Service Co.                                          600                         26,400
  CalMat Company                                                      1,700                         36,550
  Cambrex Corporation                                                 1,000                         39,750
  Camden Property Trust                                                 832                         26,312
++Canandaigua Wine Company, Inc.                                      1,100                         39,463
  Capital Re Corporation                                                900                         48,150
  Caraustar Industries, Inc.                                          2,100                         72,713
  Carlisle Companies, Inc.                                            1,900                         66,262
++Carmike Cinemas, Inc. (Class A)                                       900                         29,475
  Carpenter Technology Corporation                                      900                         41,175
++Carson Pirie Scott & Company                                        1,400                         44,450
  Carter-Wallace, Inc.                                                2,400                         42,900
  Casey's General Stores, Inc.                                        2,500                         53,828
  Cash America International, Inc.                                    3,200                         33,600
++Castle & Cooke, Inc.                                                1,300                         21,531
  Catalina Marketing Corporation                                      1,400                         67,375
++C-Cube Microsystems, Inc.                                           1,900                         33,369
++Cellular Communications International, Inc.                           900                         29,475
  CenterPoint Properties Corp.                                        1,200                         38,100

Merrill Lynch SmallCap Index Fund, June 30, 1997


SCHEDULE OF INVESTMENTS (continued)
  Merrill Lynch Small Cap Index Series (continued)
                                                                     Shares                       Value
  Issue                                                               Held                      (Note 1a)
  COMMON
  STOCKS
  (continued)

  Central Louisiana Electric                                          2,100                    $    59,062
  Central Maine Power Company                                         3,400                         42,074
++Cephalon, Inc.                                                      1,800                         20,700
++Cerner Corporation                                                  2,200                         46,200
++Champion Enterprises, Inc.                                          2,800                         42,000
++Chancellor Corporation (Class A)                                    1,300                         52,000
++Charming Shoppes, Inc.                                              6,500                         33,922
++Checkfree Corporation                                               1,900                         33,487
  ChemFirst Inc.                                                      1,600                         43,400
  Chesapeake Corporation                                              1,400                         47,250
  Chesapeake Energy Corp.                                             2,500                         24,531
  Chittenden Corporation                                              1,200                         41,100
++Choice Hotels International, Inc.                                   3,200                         54,200
  Church & Dwight Co., Inc.                                           1,100                         29,425
  Cincinnati Milacron, Inc.                                           2,300                         59,656
++Cirrus Logic, Inc.                                                  3,100                         32,550
  CitFed Bancorp, Inc.                                                  700                         27,125
++Citrix Systems, Inc.                                                1,900                         83,363
  Claire's Stores, Inc.                                               2,500                         43,750
  Clarcor, Inc.                                                       1,700                         42,075
++Cliffs Drilling Company                                             1,000                         36,500
++Coast Savings Financial, Inc.                                         900                         40,894
++Coeur D'Alene Mines Corporation                                     2,400                         31,050
++Cognex Corporation                                                  1,900                         50,350
++Coherent, Inc.                                                        700                         31,150
  Cohu, Inc.                                                            800                         25,000
++Cole National Corporation                                           1,000                         44,000
  Collective Bancorp, Inc.                                            1,100                         49,363
++Collins & Aikman Corp.                                              4,700                         47,000
  Colonial Properties Trust                                           2,400                         70,500
++Columbia Laboratories, Inc.                                         2,500                         40,938
  Columbus Realty Trust                                               1,000                         22,750
  Commerce Bancorporation Inc.                                        1,400                         54,250
  Commerce Group, Inc.                                                1,100                         27,088
  Commercial Federal Corp.                                            1,300                         48,263
  Commercial Metals Co.                                               1,100                         35,475
++Commnet Cellular, Inc.                                              1,200                         41,700
  Commonwealth Bancorp, Inc.                                          1,700                         27,838
  Community First Bankshares, Inc.                                    1,900                         72,913
++Compdent Corporation                                                  900                         18,956
++Computer Horizons Corporation                                       1,350                         46,238
++Computer Products, Inc.                                             1,500                         37,500
  Computer Task Group, Inc.                                           1,200                         44,700
++Computervision Corporation                                          5,200                         24,050
++Comverse Technology, Inc. (New Shares)                              1,000                         52,000
++Converse, Inc.                                                      1,400                         30,975
  Coors (Adolph) Co. (Class B)                                        2,100                         55,912
++CopyTele, Inc.                                                      4,100                         22,294
  Cousins Properties, Inc.                                            2,100                         58,275
++Covance, Inc.                                                       3,000                         57,938
++Coventry Ventures, Inc.                                             2,400                         36,300
++Creative BioMolecules, Inc.                                         2,600                         18,363
++Credence Systems Corp.                                              1,600                         47,900
++Credit Acceptance Corp.                                             1,600                         20,600
++Crescent Operating, Inc.                                              570                          6,840
  Cross Timbers Oil Company                                           2,600                         50,050
  Cullen/Frost Bankers, Inc.                                          1,300                         55,088
++Culligan Water Technologies, Inc.                                   1,400                         62,650
++Cygnus, Inc.                                                          900                         15,525
++Cymer, Inc.                                                           900                         43,875
++Cyrix Corporation                                                   1,200                         25,650
  Cytogen Corp.                                                       4,300                         20,962
  DII Group, Inc.                                                     1,100                         48,400
  DSP Communications, Inc.                                            3,000                         33,000
  D.R. Horton, Inc.                                                     600                          6,225
  Data General Corporation                                            2,300                         59,800
  Data Transmission Network Corp.                                       800                         25,400
  Dekalb Genetics Corporation (Class B)                                 800                         63,800
  Delta & Pine Land Company                                           1,933                         68,863
  Department 56, Inc.                                                 2,200                         48,813
  Devry, Inc.                                                         2,100                         56,700
  Dexter Corporation (The)                                            1,700                         54,400
  Diamond Multimedia Systems, Inc.                                    3,200                         23,000
  Digital Microwave Corp.                                             1,000                         30,000
  Dimon, Inc.                                                         2,000                         53,000
  Dionex Corporation                                                  1,100                         56,375
  Donaldson Company, Inc.                                             1,400                         53,200
  Downey Financial Corp.                                                900                         21,262
  Dreyers Grand Ice Cream, Inc.                                         900                         35,550
  Durco International Inc.                                            1,900                         55,575
  Duty Free International, Inc.                                       2,000                         37,500
  Dynatech Corporation                                                1,000                         35,750
  Dynex Capital, Inc.                                                 3,800                         52,962
++ENCAD Inc.                                                            900                         37,350
  ESS Technology, Inc.                                                1,400                         18,812
  E'Town Corporation                                                    900                         27,787
++E* Trade Group, Inc.                                                1,900                         37,288
  Eagle Hardware & Garden, Inc.                                       1,400                         32,025
  Earthgrains Company (The)                                             700                         45,894
  Eastern Enterprises                                                 1,500                         52,030
  Eastern Utilities Associates                                        2,300                         41,975
  Eaton Vance Corp.                                                   1,700                         47,281
  Elcor Corp.                                                         1,100                         30,662
  Electroglas, Inc.                                                   1,400                         35,263
  Emmis Broadcasting Corp. (Class A)                                    700                         30,538
  Empire District Electric Company (The)                              1,900                         32,894
  Enhanced Financial Services Group, Inc.                             1,300                         57,038
  Envoy Corporation                                                     900                         29,925
  Enzo Biochem, Inc.                                                  1,900                         29,806
  Equity Inns Inc.                                                    2,100                         28,088
  Esterline Technologies Corporation                                    800                         28,150
  Etec Systems, Inc.                                                  1,200                         51,450
  Ethan Allen Interiors, Inc.                                           900                         51,300
  Exabyte Corporation                                                 2,000                         25,625
  Excel Realty Trust, Inc.                                            1,300                         34,288
  Executive Risk Inc.                                                   900                         46,800
  Exide Corporation                                                   1,600                         35,100
  Expeditors International of Washington, Inc.                        2,000                         56,750
  Express Scripts, Inc. (Class A)                                     1,300                         53,788
  F & M National Corp.                                                1,600                         41,600
++FSI International, Inc.                                             1,800                         28,800
  Fabri-Centers of America, Inc. (Class A)                            1,000                         27,250
  Fair Isaac & Company, Inc.                                            800                         35,650
  Fedders Corporation                                                 4,400                         25,025
  Federal Mogul Corp.                                                 2,200                         77,000
  FelCor Suite Hotels, Inc.                                           1,600                         59,600
  Ferro Corporation                                                   1,800                         66,713
  Fibreboard Corporation                                                500                         27,500
++Figgie International, Inc.                                          1,700                         22,950
++FileNet Corporation                                                 1,500                         21,750
  Financial Security Assurance Holdings Ltd.                          2,400                         93,450
  Fingerhut Companies, Inc.                                           3,200                         55,800
  First Citizens Bancshares, Inc.                                       600                         52,200
  First Commonwealth Financial Corp.                                  1,700                         36,125
  First Federal Savings Bank of Colorado                              1,700                         32,513
  First Financial Bancorp Ohio                                          900                         36,225
  First Financial Corporation of Wisconsin                            2,000                         58,750
  First Industrial Realty Trust, Inc.                                 1,200                         35,100
  First Michigan Bank Corp.                                           2,090                         63,223
  First Midwest Bancorp, Inc.                                         1,500                         47,531
++First Plus Financial Group Inc.                                     1,500                         51,000
  First Western Bancorp, Inc.                                         1,200                         45,300
  Firstbank of Illinois Co.                                           1,000                         39,125
  Fisher Scientific International, Inc.                               1,100                         52,250
  Fleming Companies, Inc.                                             2,500                         45,000
  Florida Rock Industries, Inc.                                         700                         28,438
++Foodmaker, Inc.                                                     3,300                         54,038
++Footstar, Inc.                                                      1,900                         49,638
  Foremost Corporation of America                                       800                         47,900
  Forest Oil Corporation                                              1,700                         24,969
  Fort Wayne National Corp.                                           1,200                         56,400
  Franchise Finance Corporation of America                            2,300                         59,944
++Franklin Covey Co.                                                  1,400                         35,438
  Freeport-McMoran Copper & Gold Co., Inc.                            1,600                         46,200
  Fremont General Corporation                                           800                         32,200
++Friedman's, Inc. (Class A)                                          1,500                         34,313
  Frontier Insurance Group, Inc.                                        900                         58,275
  Fuller (H.B.) Company                                               1,000                         55,000
  Fulton Financial Corporation                                        2,300                         62,100
  Fund American Enterprises Inc.                                        600                         63,000
++Furniture Brands International, Inc.                                3,300                         63,938
  G & K Services, Inc. (Class A)                                      1,600                         59,600
++GC Companies, Inc.                                                  1,100                         50,325
++Gadzooks Inc. Company                                                 700                         13,650
  Gallagher (Arthur J.) & Co.                                         1,100                         41,525
++Galoob Lewis Toys, Inc.                                             1,300                         24,538
++Garden Ridge Corp.                                                  2,000                         25,000
++Gaylord Container Corp.                                             4,300                         33,056
++GelTex Pharmaceuticals, Inc.                                        1,200                         24,150
++Genesco Inc.                                                        2,300                         32,631
++GenRad, Inc.                                                        2,000                         45,250
++Gentex Corporation                                                  2,000                         39,500
  Geon Company (The)                                                  1,700                         34,425
++Geotek Communications, Inc.                                         5,300                         28,819
  Gerber Scientific, Inc.                                             1,900                         37,525
++Getchell Gold Corp.                                                 1,300                         45,825
++Gibson Greetings, Inc.                                              1,400                         31,500
  Giddings & Lewis, Inc.                                              2,700                         56,363
++Gilead Sciences, Inc.                                               1,800                         49,725
++Glenayre Technologies, Inc.                                         3,000                         49,125
  Glimcher Realty Trust Inc.                                          2,000                         41,250
++Global Industrial Technologies, Inc.                                2,000                         41,000
++Global Industries Ltd.                                              2,300                         53,727
++Golden Books Family Entertainment, Inc.                             1,600                         20,000
  Great Financial Corp.                                               1,500                         52,688
  Greenfield Industries, Inc.                                         1,400                         37,800
  Greif Brothers Corporation (Class A)                                1,700                         45,900
++Griffon Corporation                                                 2,800                         38,325


Merrill Lynch SmallCap Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS (continued)
  Merrill Lynch Small Cap Index Series (continued)
                                                                     Shares                       Value
  Issue                                                               Held                      (Note 1a)
  COMMON
  STOCKS
  (continued)

  Guaranty Life Company                                               1,200                    $    30,150
  Guaranty National Corp.                                             1,400                         33,600
++Gulf South Medical Supply, Inc.                                     1,300                         25,350
++Gymboree Corp.                                                      1,500                         36,000
  HCC Insurance Holdings, Inc.                                        2,000                         53,375
++HMT Technology Corporation                                          2,300                         29,756
  HNC Software Inc.                                                   1,300                         49,563
  HPR Inc.                                                            1,300                         24,050
  HSB Group Inc.                                                      1,200                         64,050
  HUBCO, Inc.                                                         1,300                         37,700
++Hadco Corporation                                                     500                         32,750
++Haemonetics Corporation                                             2,100                         40,163
  Hancock Holding Co.                                                   600                         29,400
++Handleman Company                                                   3,400                         21,675
++Harbinger Corp.                                                     1,200                         33,600
++Harken Energy Corporation                                           5,300                         37,100
++Harland (John H.) Co. (The)                                         1,800                         41,063
  Harman International Industries, Inc.                                 900                         37,913
  Hayes Wheels International, Inc.                                    1,900                         60,325
  Health Care Property Investors, Inc.                                1,900                         66,975
  Healthcare Realty Trust Inc.                                        1,100                         30,663
  Healthplan Services Corporation                                     1,400                         26,425
  Hecla Mining Company                                                5,200                         27,950
  Heftel Broadcasting Corp. (Class A)                                   500                         27,625
  Heilig-Meyers Company                                               2,800                         54,950
  Heritage Media Corporation                                          2,900                         54,738
  Hexcel Corporation                                                  2,200                         37,950
  Highlands Insurance Group, Inc.                                     1,300                         26,163
  Highwaymaster Communications, Inc.                                  1,600                         24,400
  Highwoods Properties, Inc.                                          2,100                         67,200
++Hollywood Entertainment Corp.                                       1,700                         38,888
  Hologic, Inc.                                                         800                         21,300
  Horizon/CMS Healthcare Corporation                                  2,700                         54,169
  Horizon Group, Inc.                                                 1,700                         22,844
  Hospitality Properties Trust                                        1,700                         52,063
  Host Marriott Corporation                                           3,100                         36,425
  Houghton Mifflin Company                                              900                         60,075
  Hughes Supply, Inc.                                                   700                         28,000
  Hugoton Energy Corp.                                                2,900                         40,238
  Human Genome Sciences, Inc.                                         1,100                         36,575
  Hutchinson Technology, Inc.                                         1,000                         24,375
++Hyperion Software Corp.                                             1,200                         26,850
++I-Stat Corporation                                                  1,200                         20,550
  ICN Pharmaceuticals, Inc.                                           2,100                         60,244
  ICOS Corporation                                                    1,900                         15,675
++IDEC Pharmaceuticals Corporation                                    1,100                         26,675
  IDEX Corp.                                                          2,200                         72,600
  IES Industries, Inc.                                                1,900                         56,050
  IRT Property Company                                                2,300                         27,025
++Imation Corp.                                                       2,400                         63,300
  Imnet Systems, Inc.                                                   900                         27,956
  Imperial Bancorp                                                    1,000                         28,875
  Imperial Credit Industries, Inc.                                    1,500                         30,844
  Incyte Pharmaceuticals, Inc.                                          600                         40,200
++Information Resources, Inc.                                         2,300                         32,488
++Input/Output, Inc.                                                  2,200                         39,875
  Insignia Financial Group, Inc. (Class A)                            2,400                         43,500
  Inso Corporation                                                      700                         14,394
  International Network Services                                      1,400                         36,400
  Integon Corporation                                                   800                         20,000
++Integrated Device Technology, Inc.                                  4,000                         42,000
  Integrated Health Services, Inc.                                    1,400                         53,900
++Integrated Process Equipment Corp.                                  1,300                         32,906
  InterDigital Communications Corp.                                   4,200                         23,100
  Interface, Inc. (Class A)                                           1,400                         30,975
  Intergraph Corporation                                              3,500                         29,750
++Interim Services, Inc.                                              1,200                         53,400
  Intermedia Communications, Inc.                                     1,400                         45,325
  International Dairy Queen, Inc. (Class A)                           1,600                         38,400
  International Multifoods Corporation                                1,000                         25,125
++International Rectifier Corporation                                 2,800                         52,150
  Interneuron Pharmaceuticals, Inc.                                   1,500                         30,188
  Interra Financial, Inc.                                               700                         29,356
  Interstate Power Company                                            1,000                         28,625
  Invacare Corporation                                                1,900                         44,413
  Ionics, Incorporated (Ordinary)                                     1,200                         54,600
  Irvine Apartment Communities, Inc.                                  1,700                         50,150
  Isis Pharmaceuticals, Inc.                                          1,900                         27,669
  Itron, Inc.                                                           900                         23,288
  J&L Specialty Steel, Inc.                                           1,700                         20,400
  JLG Industries, Inc.                                                2,500                         34,063
  JP Foodservice, Inc.                                                1,400                         40,163
++Jacobs Engineering Group, Inc.                                      1,700                         45,688
++Jacor Communications, Inc.                                          1,800                         68,850
  Jefferies Group, Inc.                                                 500                         28,500
  Jefferson Bankshares, Inc.                                          1,400                         50,400
  John Alden Financial Corporation                                    1,800                         37,688
  Jones Medical Industries, Inc.                                      1,200                         57,000
  Jostens, Inc.                                                       2,300                         61,525
  Juno Lighting, Inc.                                                 2,000                         32,500
  Just For Feet, Inc.                                                 1,400                         24,412
  K2, Inc.                                                            1,500                         47,531
  Kaman Corporation (Class A)                                         1,900                         29,212
  Kaufman and Broad Home Corporation                                  3,200                         56,200
  Kaydon Corporation                                                  1,200                         59,550
  Kellwood Company                                                    1,300                         36,075
  Kelly Services, Inc.                                                1,700                         53,337
  Kemet Corporation                                                   2,700                         67,163
  Kennametal Inc.                                                     1,500                         64,500
  Kent Electronics Corporation                                        1,600                         58,700
  Keystone Financial, Inc.                                            2,100                         65,625
  Kimball International, Inc.                                         1,600                         64,400
++Kirby Corporation                                                   2,700                         49,275
  Koger Equity Inc.                                                   1,700                         31,025
  Kuhlman Corporation                                                   900                         29,025
  Kulicke and Soffa Industries, Inc.                                  1,100                         35,716
  LTC Porperties, Inc.                                                1,800                         32,625
  Laboratory Corp. of America Holdings                                6,600                         17,325
  Landry's Seafood Restaurants, Inc.                                  1,500                         34,500
  Lands' End, Inc.                                                    1,100                         32,588
  Landstar System, Inc.                                               1,100                         30,937
  Legato Systems, Inc.                                                1,400                         25,900
  Legg Mason, Inc.                                                    1,400                         75,338
  Lennar Corporation                                                  2,000                         63,875
  Level One Communications, Inc.                                      1,100                         42,281
  Libbey, Inc.                                                        1,300                         45,500
  Liberty Property Trust                                              2,200                         54,725
  Life Technologies, Inc.                                               900                         24,975
++Ligand Pharmaceuticals                                              2,200                         28,325
  Lilly Industries, Inc. (Class A)                                    2,300                         46,288
  Lindsay Manufacturing Co.                                           1,100                         36,025
  Liposome Company, Inc.                                              2,000                         17,875
++Littelfuse, Inc.                                                    2,300                         64,975
  Living Centers of America, Inc.                                       900                         35,550
  Logicon, Inc.                                                       1,100                         58,300
  Lomak Petroleum, Inc.                                               1,900                         33,844
++Lone Star Industries, Inc.                                            700                         31,719
++Lone Star Steakhouse & Saloon, Inc.                                 1,900                         49,400
++Lone Star Technologies, Inc.                                        1,700                         48,662
  Long Island Bancorp, Inc.                                           1,900                         68,994
  Longs Drug Stores Corp.                                             1,800                         47,137
  Longview Fibre Company                                              3,000                         49,875
  Luby's Cafeterias, Inc.                                             2,500                         49,844
  Lukens Inc.                                                         1,300                         24,456
++Lydall, Inc.                                                        2,200                         46,475
  MAF Bancorp, Inc.                                                     900                         37,687
  MDU Resources Group, Inc.                                           2,200                         52,800
  MMI Companies, Inc.                                                 1,200                         31,350
  Mac Frugal's Bargains Close-Outs, Inc.                              1,600                         43,600
  Macerich Company (The)                                              1,900                         52,725
  Madison Gas & Electric Company                                      1,800                         36,900
  Magellan Health Services, Inc.                                      1,800                         53,100
  Magna Bancorp, Inc.                                                 1,200                         32,850
  Magna Group, Inc.                                                   2,000                         69,500
  Magnetek, Inc.                                                      1,700                         28,262
  Manitowoc Company, Inc. (The)                                         900                         42,075
  Manufactured Home Communities, Inc.                                 1,600                         36,900
++Manugistics Group, Inc.                                             1,000                         44,500
  Marcus Corporation (The)                                            1,800                         44,325
  Marine Drilling Companies, Inc.                                     2,300                         45,137
++Mariner Health Group, Inc.                                          2,700                         41,681
++Marshall Industries                                                 1,600                         59,600
++Martek Biosciences Corporation                                      1,000                         11,750
  Mascotech, Inc.                                                     2,200                         45,925
  Mastec, Inc.                                                          600                         28,387
  Material Sciences Corporation                                       2,000                         30,875
  Matthews International Corporation                                  1,100                         40,150
++Maxicare Health Plans, Inc.                                         1,600                         35,800
  McClatchy Newspapers, Inc. (Class A)                                2,200                         64,625
  McDonald's & Company Investments                                      800                         36,700
++McLeodusa Inc. Company                                              1,900                         64,125
++Medaphis Corp.                                                      4,200                         42,262
  Medical Assurance, Inc.                                               700                         28,437
++Medicis Pharmaceutical Corp.                                          800                         39,900
  Medimmune, Inc.                                                     1,000                         18,500
++MedPartners, Inc.                                                   1,062                         22,966
  Medusa Corporation                                                  1,400                         53,725
  Men's Wearhouse, Inc. (The)                                         1,000                         31,500
  Mentor Corporation                                                  1,500                         44,438
++Mentor Graphics Corporation                                         3,900                         36,075
  Mesa, Inc.                                                          4,200                         24,150
  Methode Electronics, Inc. (Class A)                                 2,700                         53,663
  Metromedia International Group, Inc.                                2,800                         35,525
++Michaels Stores, Inc.                                               1,400                         29,662


Merrill Lynch SmallCap Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS (continued)
  Merrill Lynch Small Cap Index Series (continued)
                                                                     Shares                       Value
  Issue                                                               Held                      (Note 1a)
  COMMON
  STOCKS
  (continued)

  Micros Systems, Inc.                                                  700                    $    29,400
  Mid Am, Inc.                                                        2,200                         40,150
  Mid-America Apartment Communities, Inc.                               900                         25,256
  Mid Atlantic Medical Services, Inc.                                 2,900                         45,131
  Minerals Technologies, Inc.                                         1,800                         67,500
  Minnesota Power & Light Company                                     2,000                         60,750
  Mississippi Chemical Corporation                                    2,300                         47,725
  Mobile Telecommunication
   Technologies Corp.                                                 4,500                         64,406
  Modine Manufacturing Company                                        1,200                         35,700
++Mohawk Industries, Inc.                                             1,300                         29,575
  Morgan Keegan, Inc.                                                 1,900                         37,763
++Mueller Industries, Inc.                                            1,300                         56,875
++Multicare Cos Inc. (The)                                            1,200                         32,850
++Mycogen Corp.                                                       1,000                         19,625
++Myriad Genetics, Inc.                                                 800                         21,600
++NABI, Inc.                                                          2,100                         13,912
++NBTY, Inc.                                                          1,000                         28,000
++NCS Healthcare, Inc. (Class A)                                      1,400                         42,525
++NTL Inc.                                                            1,900                         47,262
  Nac Re Corp.                                                          800                         38,700
  Nash-Finch Company                                                  1,900                         42,038
  National Computer System, Inc.                                      1,500                         39,938
++National Media Corp.                                                2,000                         13,000
++National Oil Well Inc.                                              1,000                         57,500
++National Steel Corp.                                                1,200                         20,175
++National Surgery Centers, Inc.                                        800                         28,300
  Nationwide Health Properties, Inc.                                  3,700                         81,400
  Natures Sunshine Products, Inc.                                     1,400                         25,375
++Nautica Enterprises, Inc.                                           1,900                         50,231
++Neoprobe Corp.                                                      1,800                         25,200
++Network Appliance, Inc.                                             1,000                         38,000
++Network Equipment Technologies, Inc.                                1,900                         34,200
++Network General Corp.                                               2,600                         38,675
++Neurex Corporation                                                  1,400                         19,775
++Neurogen Corporation                                                  700                         15,925
++Neuromedical Systems, Inc.                                          3,000                         16,594
  Nevada Power Company                                                2,900                         61,625
  New England Business Service, Inc.                                  1,300                         34,206
  New York Bancorp Inc.                                                 900                         31,275
  Newfield Exploration Co.                                            3,100                         62,000
++Newpark Resources, Inc.                                             1,800                         60,750
++Nexstar Pharmaceuticals, Inc.                                       2,400                         34,200
  Norrell Corp.                                                       1,500                         49,500
  North American Mortgage Co.                                         1,200                         28,425
  Northwestern Public Service Company                                 2,400                         51,600
++NovaCare, Inc.                                                      3,300                         45,787
++Nuevo Energy Co.                                                    1,300                         53,300
  OEA, Inc.                                                           1,300                         51,350
  O M Group Inc.                                                      2,300                         76,188
++OMI Corp.                                                           4,000                         38,250
  ONBANCorp, Inc.                                                       800                         40,800
  ONEOK, Inc.                                                         1,100                         35,406
++Oak Industries, Inc.                                                1,600                         46,000
++Oak Technology, Inc.                                                2,900                         28,275
  Oakwood Homes Corporation                                           2,100                         50,400
  Oasis Residential, Inc.                                             1,300                         30,550
++OccuSystems, Inc.                                                   1,600                         46,400
++Ocean Energy, Inc.                                                    700                         32,375
++Oceaneering International, Inc.                                     1,700                         31,450
++Octel Communications Corporation                                    2,800                         65,625
  Ogden Corporation                                                   3,100                         67,425
  Old National Bancorp                                                1,600                         70,400
  Omega Healthcare Investors, Inc.                                    1,600                         52,300
  One Valley Bancorp, Inc.                                              900                         37,800
++Orbital Sciences Corp.                                              2,400                         38,100
  Oregon Steel Mills, Inc.                                            2,100                         41,869
++Organogenesis, Inc.                                                 1,375                         26,898
  Orion Capital Corporation                                             700                         51,625
++Orthodontic Center                                                  1,900                         34,556
  Otter Tail Power Company                                            1,300                         42,900
  Outboard Marine Corporation                                         1,900                         33,725
++Outdoor Systems, Inc.                                               1,200                         45,900
  Overseas Shipholding Group, Inc.                                    2,900                         56,913
  Owens & Minor, Inc.                                                 2,400                         35,850
++P-COM, Inc.                                                         1,000                         33,000
++PHP Healthcare Corp.                                                1,000                         13,125
++PMC-Sierra, Inc.                                                    4,100                        107,625
++PMT Services, Inc.                                                  2,300                         35,075
++PRI Automation, Inc.                                                1,000                         37,937
++PSINet, Inc.                                                        2,800                         21,000
++Paging Network, Inc.                                                5,600                         49,175
++Papa John's International, Inc.                                     1,100                         40,425
++Parexel International Corporation                                   1,900                         60,325
  Park Electrochemical Corporation                                    1,000                         26,312
++Parker Drilling Company                                             3,800                         42,275
++PathoGenesis Corp.                                                    900                         26,212
  Patriot American Hospitality, Inc.                                  2,400                         61,200
++Patterson Dental Co.                                                1,000                         34,312
++Pediatrix Medical Group Inc.                                          800                         36,650
  Penncorp Financial Group, Inc.                                      1,600                         61,600
  Peoples Heritage Financial Group, Inc.                              1,400                         53,025
++Perceptron, Inc.                                                      700                         18,987
++Perrigo Co.                                                         4,100                         51,250
++Personnel Group of America, Inc.                                    1,000                         28,812
++Petco Animal Supplies, Inc.                                         1,200                         36,000
++Pharmaceutical Product Development, Inc.                            1,300                         28,600
  Phoenix Duff & Phelps Corp.                                         4,900                         36,138
  Phoenix Technologies Ltd.                                           1,700                         22,100
  Photronics, Inc.                                                      600                         28,650
++Physician Corp. of America                                          2,100                         13,387
++Physicians Resource Group, Inc.                                     2,100                         18,900
++Physio-Control International Corp.                                  1,200                         18,000
  Piedmont Natural Gas Company, Inc.                                  2,100                         53,944
  Pier 1 Imports, Inc.                                                2,400                         63,600
  Pioneer Group, Inc.                                                 2,000                         46,000
  Pittston Minerals Group                                             1,800                         50,625
++Platinum Technology, Inc.                                           3,000                         39,750
++Playboy Enterprises, Inc. (Class B)                                 1,600                         18,500
++Playtex Products, Inc.                                              2,200                         20,625
  Polaris Industries, Inc.                                            1,900                         61,869
++Policy Management Systems Corporation                               1,000                         47,000
++Pool Energy Services Co.                                            1,700                         30,813
++Premiere Technologies, Inc.                                         1,100                         28,600
++Prepaid Legal Services, Inc.                                        1,800                         38,025
  Price Enterprises, Inc.                                             1,100                         21,175
++Pride Petroleum Services, Inc.                                      2,400                         57,600
++Primark Corp.                                                       1,800                         47,925
++Prime Hospitality Corp.                                             1,800                         35,550
++Prime Service, Inc.                                                 1,400                         44,712
++Proffitt Systems, Inc.                                              1,100                         48,263
++Protein Design Labs, Inc.                                             900                         25,650
  Provident Bankshares Corp.                                            730                         30,386
++Proxim, Inc.                                                          900                         21,825
  Public Service Company of New Mexico                                3,800                         67,925
  Pulte Corp.                                                           700                         24,194
++Pure Atria Corp.                                                    2,000                         28,250
  Quaker State Corporation                                            2,700                         41,175
++Quality Food Centers, Inc.                                            900                         34,200
++Quick Response Services, Inc.                                         600                         21,750
  RCSB Financial, Inc.                                                  600                         28,650
  RFS Hotel Investors, Inc.                                           2,200                         39,600
++Ralcorp Holdings Inc.                                               2,800                         41,300
++Rational Software Corporation                                       2,400                         40,350
++Read-Rite Corp.                                                     2,300                         48,012
  Realty Income, Corp.                                                2,100                         55,125
++Reckson Associates Realty Corp.                                     1,800                         41,400
  Redwood Trust, Inc.                                                   700                         32,725
  Regal-Beloit Corp.                                                  1,900                         50,350
  Regency Realty Corp.                                                  900                         24,525
++Regeneron Pharmaceuticals, Inc.                                     2,100                         21,262
  Reinsurance Group of America                                        1,200                         69,000
  Reliance Steel & Aluminum Co.                                       1,050                         27,300
++Remedy Corp.                                                        1,300                         52,000
++Renal Treatment Centers, Inc.                                       2,200                         59,125
++Renters Choice, Inc.                                                1,300                         25,837
++Respironics, Inc.                                                   1,600                         33,800
++Rexall Sundown, Inc.                                                  900                         35,100
  Richfood Holdings Inc. (Class A)                                    2,600                         67,600
++Rio Hotel & Casino, Inc.                                            1,500                         22,594
++Risk Capital Holdings, Inc.                                         1,600                         33,600
++Robert Mondavi (Class A)                                              900                         42,525
  Rochester Gas and Electric Corporation                              1,600                         33,700
  Rock-Tenn Co. (Class A)                                             2,600                         45,663
++Rohr, Inc.                                                          1,600                         35,100
  Rollins, Inc.                                                       1,900                         38,237
  Rollins Truck Leasing Corp.                                         3,800                         56,525
  Roosevelt Financial Group, Inc.                                     2,000                         44,000
  Roper Industries, Inc.                                                900                         46,687
++RoTech Medical Corp.                                                1,700                         34,106
++Ruby Tuesday, Inc.                                                  1,500                         33,656
++Rural/Metro Corp.                                                   1,500                         43,547
++Ryan's Family Steak House, Inc.                                     5,600                         47,600
  Rykoff-Sexton, Inc.                                                 1,700                         39,631
++S3 Inc.                                                             3,000                         33,000
  S&T Bancorp Inc.                                                    1,300                         43,550
++SEACOR SMIT, Inc.                                                     900                         47,081
  SEI Corporation                                                     1,600                         38,600
  SEMCO Energy, Inc.                                                  1,655                         28,963
++SMART Modular Technologies, Inc.                                    1,500                         50,625
++SPS Technologies, Inc.                                                500                         35,375
  SPX Corp.                                                             600                         38,887
++Sabre Group Holdings Inc.                                           1,600                         43,400
++Safeguard Scientifics, Inc.                                         1,500                         47,719


Merrill Lynch SmallCap Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS (continued)
  Merrill Lynch Small Cap Index Series (continued)
                                                                     Shares                       Value
  Issue                                                               Held                      (Note 1a)
  COMMON
  STOCKS
  (continued)

++Safeskin Corp.                                                      1,200                    $    35,325
  Safety-Kleen Corp.                                                  3,100                         52,312
++Samsonite Corp.                                                       700                         30,887
++SangStat Medical Corp.                                              1,100                         25,437
++Sanmina Corp.                                                       1,000                         63,500
  Saul Centers, Inc.                                                  3,200                         55,200
++Scholastic Corp.                                                    1,000                         35,000
  Schulman (A.), Inc.                                                 2,600                         64,025
  Schweitzer-Mauduit International, Inc.                              1,700                         63,750
++Scientific Games Holdings Corp.                                     1,100                         22,687
++Scopus Technology, Inc.                                             1,400                         31,325
  Scotsman Industries, Inc.                                           1,500                         42,750
++Scotts Co. (The)                                                    1,800                         52,200
  Security Capital Corp.                                                700                         66,150
  Security Connecticut Corp.                                            900                         49,556
  Selective Insurance Group, Inc.                                     1,100                         53,281
++Sepracor, Inc.                                                      1,700                         43,881
++Sequa Corporation (Class A)                                           700                         39,462
++Sequent Computer Systems, Inc.                                      2,100                         44,231
++Sequus Pharmaceuticals, Inc.                                        2,000                         12,750
++Service Merchandise Company, Inc.                                   8,200                         24,600
++Shoney's, Inc.                                                      4,500                         26,719
++Showbiz Pizza Time, Inc.                                            1,500                         39,563
  Showboat, Inc.                                                      1,300                         22,669
++Siebel Systems, Inc.                                                1,600                         51,600
++Sierra Health Services, Inc.                                        1,200                         37,500
  Sierra Pacific Resources                                            2,000                         64,000
  Sigcorp, Inc.                                                       2,300                         58,363
  Silgan Holdings, Inc.                                               1,300                         50,375
++Silicon Valley Bancshares                                             800                         36,200
++Silicon Valley Group, Inc.                                          1,700                         44,837
++Sitel Corporation                                                   2,600                         53,625
  Smith (A.O.) Corp.                                                  1,200                         42,675
  Smith (Charles E) Residential Realty, Inc.                            900                         25,987
++Smith Food & Drug Centers, Inc.                                       900                         48,262
++Smithfield Foods, Inc.                                                900                         55,350
  Smucker J.M. Company (The) (Class A)                                2,200                         47,850
  Snyder Oil Corp.                                                    3,300                         60,638
++Sola International, Inc.                                            1,600                         53,600
++Sonic Corp.                                                         1,400                         30,800
  Sothebys Holdings, Inc.                                             3,700                         62,438
  Southdown, Inc.                                                     1,200                         52,350
  Southwestern Energy Company                                         2,900                         37,700
  Sovereign Bancorp Inc.                                              3,400                         51,850
++Spine-Tech, Inc.                                                      800                         29,700
++Sports Authority, Inc. (The)                                        2,500                         48,594
  St. John Knits, Inc.                                                1,100                         59,400
  St. Paul Bancorp Inc.                                               1,600                         53,000
  Standard Financial, Inc.                                            2,200                         53,900
  Standard Pacific Corp.                                              1,500                         15,375
  Stanhome, Inc.                                                        900                         29,587
++Steel Dynamics, Inc.                                                2,100                         52,500
  Stewart & Stevenson Services, Inc.                                  1,800                         46,800
++Stillwater Mining Co.                                               1,200                         25,725
  Stone & Webster, Inc.                                                 600                         25,612
  Storage Realty Trust Inc.                                           1,100                         29,150
  Storage USA, Inc.                                                   1,700                         65,025
++Stratus Computer, Inc.                                              1,300                         65,000
  Stride Rite Corp. (The)                                             2,900                         37,337
++Structural Dynamics Research Corp.                                  2,000                         52,500
  Sturm, Ruger & Company, Inc.                                        1,700                         33,363
  Summit Properties, Inc.                                             1,600                         33,000
++Summit Technology, Inc.                                             2,000                         13,250
++Sun Healthcare Group, Inc.                                          2,300                         47,869
  Superior Industries International, Inc.                             1,400                         37,100
  Susquenhanna Bancshares, Inc.                                       1,200                         47,100
++Swift Energy Company                                                1,500                         35,813
++Sylvan Learning Systems, Inc.                                       1,200                         40,800
++Symantec Corp.                                                      3,100                         60,450
++Synetic, Inc.                                                       1,000                         37,000
++System Software Associates, Inc.                                    2,800                         21,175
++Systems & Computer Technology Corp.                                 1,500                         40,125
++TBC Corporation                                                     2,200                         18,425
  TCA Cable TV, Inc.                                                  1,400                         52,675
++TECNOL Medical Products, Inc.                                       1,600                         35,600
  TETRA Tech, Inc.                                                    1,200                         28,950
  TETRA Technologies, Inc.                                            1,000                         24,750
  TJ International, Inc.                                              1,500                         35,250
  TNP Enterprises, Inc.                                               1,500                         34,781
  TR Financial Corporation                                            1,400                         35,262
++Technology Solutions Co.                                            1,100                         43,450
  Tejas Gas Corp.                                                     1,000                         39,250
  Tel-Save Holdings                                                   2,500                         38,125
  Telxon Corporation                                                  1,400                         25,200
  Tennant Co.                                                         1,100                         36,575
  Tesoro Petroleum Corporation                                        3,000                         44,438
  Texas Industries, Inc.                                              1,600                         42,500
  TheraTech, Inc.                                                     1,300                         15,275
  Thomas Industries, Inc.                                             1,200                         34,500
  Thornburg Mortgage Asset Corp.                                      1,400                         30,100
++Timberland Company (Class A)                                          600                         39,000
++Toll Brothers, Inc.                                                   700                         12,862
++Tom Brown, Inc.                                                     2,200                         46,750
  Toro Company (The)                                                  1,100                         41,662
++Total Renal Care Holdings, Inc.                                     1,400                         56,252
++Toy Biz, Inc.                                                       1,500                         12,375
++Tracor, Inc.                                                        1,600                         40,200
  Trans Financial, Inc.                                               1,300                         36,238
++Trans World Airlines, Inc.                                          1,700                         14,344
++Transition Systems, Inc.                                            2,200                         40,012
  Trenwick Group, Inc.                                                  850                         31,875
++Triangle Pacific                                                    1,600                         51,200
++Triarc Companies, Inc. (Class A)                                    2,700                         55,012
++Trigon Healthcare, Inc.                                             2,300                         55,775
++Trimble Navigation Ltd.                                             2,000                         35,500
  Trinet Corporate Realty Trust, Inc.                                 1,100                         36,369
++TriQuint Semiconductor, Inc.                                          600                         20,625
  True North Communications, Inc.                                     2,000                         49,500
++Trump Hotels & Casino Resorts, Inc.                                 2,700                         29,025
  Trust Company of New Jersey (The)                                   2,100                         40,425
  TrustCo Bank Corp. N.Y.                                             2,100                         44,888
  Trustmark Corporation                                               1,300                         36,400
++Tuboscope Vetco International Corp.                                 3,000                         59,625
  UGI Corp. (New Shares)                                              1,700                         37,613
  UMB Financial Corp.                                                   700                         30,187
  US Freightways Corp.                                                1,800                         46,575
  USBancorp, Inc.                                                       600                         32,700
++U.S. Bioscience Inc.                                                2,000                         19,250
++U.S. Home Corporation                                                 600                         15,937
++U.S. Office Products Co.                                            2,100                         64,181
  U.S. Trust Corporation                                              1,000                         47,125
++Ultratech Stepper, Inc.                                             1,300                         29,737
  Unifirst Corp.                                                      1,700                         34,000
++Uniphase Corp.                                                      1,000                         58,250
  United Bankshares, Inc.                                             1,100                         46,475
  United Carolina Bancshares Corporation                              1,400                         72,800
  United Companies Financial Corporation                              1,600                         45,200
  United Illuminating Company (The)                                   1,600                         49,400
++United International Holdings Inc. (Class A)                        3,500                         36,312
++Unitrode Corporation                                                1,000                         50,375
  Universal Foods Corporation                                         1,600                         61,000
  Urban Shopping Centers, Inc.                                          400                         12,750
++VWR Scientific Products Corporation                                 1,700                         26,775
++Vail Resorts, Inc.                                                  1,800                         45,562
  Valmont Industries, Inc.                                            2,000                         38,000
++Value Health, Inc.                                                  2,500                         50,625
++ValuJet, Inc.                                                       2,800                         19,337
++Vanguard Cellular Systems, Inc. (Class A)                           2,600                         35,425
++Vanstar Corporation                                                 2,800                         39,550
++Varco International, Inc.                                           1,100                         35,475
++Veritas DGC Inc.                                                    1,300                         29,575
++Veritas Software Corp.                                                700                         35,175
++Veritex Pharmaceuticals, Inc.                                       1,200                         45,900
  Vesta Insurance Group, Inc.                                         1,400                         60,550
++Viasoft, Inc.                                                         900                         45,675
++Vical, Inc.                                                         1,200                         15,300
++Vicor Corporation                                                   2,600                         58,500
++Videoserver, Inc.                                                   1,300                         17,225
++Visio Corp.                                                           800                         56,400
++Vitalink Pharmacy Services, Inc.                                    1,500                         28,688
++Vivus, Inc.                                                         1,800                         42,862
  WD-40 Company                                                         700                         42,000
++WMS Industries, Inc.                                                1,300                         32,581
  WPL Holdings, Inc.                                                  2,100                         58,669
  WPS Resources Corporation                                           2,000                         53,500
++Waban, Inc.                                                         1,800                         57,937
  Wabash National Corporation                                         1,700                         47,387
  Walden Residential Properties, Inc.                                 1,000                         25,625
++Walter Industries, Inc.                                             2,900                         48,575
++Wang Laboratories, Inc.                                             2,100                         44,756
  Washington Gas Light Company                                        2,400                         60,300
  Washington Real Estate Investment Trust                             2,700                         47,925
++Waters Corp.                                                        1,800                         64,575
  Watsco, Inc.                                                        1,100                         27,500
  Watts Industries Inc. (Class A)                                     1,600                         38,400
  Wausau Paper Mills Company                                          2,400                         45,300
  Webb (Del E.) Corporation                                           1,600                         26,000
  Weeks Corp.                                                         1,100                         34,375
  Wellman, Inc.                                                       2,300                         39,962
  Wesbanco, Inc.                                                      1,000                         39,625
  West America Bancorp.                                                 800                         60,800
++West Marine, Inc.                                                   1,000                         25,750
  Western Investment Real Estate Trust                                7,200                         99,900
++Western Wireless Corporation                                        4,200                         66,675
++Westwood One, Inc.                                                  2,700                         87,075
  Whitney Holding Corp.                                               1,300                         54,925


Merrill Lynch SmallCap Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS (concluded)
  Merrill Lynch Small Cap Index Series (concluded)
                                                                     Shares                       Value
  Issue                                                               Held                      (Note 1a)
  COMMON
  STOCKS
  (concluded)

++Whole Foods Market, Inc.                                            1,300                    $    43,062
  Wicor, Inc.                                                           900                         35,044
  Wiley (John) & Sons, Inc. (Class A)                                 1,100                         37,262
++Williams-Sonoma, Inc.                                               1,100                         47,025
  Wilmare Industries, Inc.                                            1,100                         26,812
++Wind River Systems, Inc.                                            1,300                         49,725
  Windmere Corporation                                                1,700                         27,837
++Winstar Communications, Inc.                                        2,100                         28,087
++Wolverine Tube, Inc.                                                1,200                         33,450
++World Color Press, Inc.                                             2,500                         59,375
  Wyle Electronics                                                      900                         35,550
++Wyman-Gordon Company                                                1,100                         29,700
  Wynn's International, Inc.                                          1,600                         45,400
++Xircom, Inc.                                                        1,500                         18,656
  Xtra Corporation                                                    1,000                         43,937
++Xylan Corp.                                                         2,200                         37,400
++Yahoo! Inc.                                                           900                         31,725
++Yellow Corporation                                                  1,700                         37,825
++Young Broadcasting Inc. (Class A)                                   1,100                         35,750
++Zale Corporation                                                    2,100                         41,606
++Zebra Technologies Corporation (Class A)                            1,400                         39,025
++Zenith Electronics Corporation                                      1,900                         22,444
  Zila, Inc.                                                          2,200                         14,850
++Zilog, Inc.                                                         1,600                         30,400
  Zurich Reinsurance Centre Holdings, Inc.                            1,300                         51,350
  Zurn Industries, Inc.                                               1,100                         31,625
  Zygo Corp.                                                            700                         21,525

  Total Common Stocks (Cost--$33,633,639)--92.6%                                                37,305,084


  SHORT-TERM               Face
  OBLIGATIONS             Amount                         Issue
  US Government        $ 3,194,000     Federal Home Loan Mortgage Corp., 6% due 7/01/1997        3,194,000
  Agency Obligations*
                       Total Short-Term Obligations (Cost--$3,194,000)--7.9%                     3,194,000

                       Total Investments (Cost--$36,827,639)--100.5%                            40,499,084

                       Variation Margin on Stock Index Futures Contracts++++--0.0%                   7,650

                       Liabilities in Excess of Other Assets--(0.5%)                              (210,799)
                                                                                               -----------
                       Net Assets--100.0%                                                      $40,295,935
                                                                                               ===========

                      *Certain US Government Agency Obligations are traded on a
                       discount basis; the interest rates shown are the discount paid at the time of purchase by the Series.
                     ++Non-income producing security.
                   ++++Stock index futures contracts purchased as of June 30,
                       1997 were as follows:

                       Number of                                    Expiration                  Value
                       Contracts                 Issue                 Date                (Notes 1a & 1b)
                          12                   Russell 2000         September 1997              $2,393,400
                           6                   S&P MidCap 400       September 1997                 868,800

                       (Total Contract Price--$3,249,555)                                       $3,262,200
                                                                                                ==========

                       See Notes to Financial Statements.


Merrill Lynch SmallCap Index Fund, June 30, 1997

STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
SMALL CAP
INDEX SERIES        As of June 30, 1997
Assets:             Investments, at value (identified cost--$36,827,639) (Note 1a)                          $ 40,499,084
                    Variation margin on stock index futures (Notes 1a & 1b)                                        7,650
                    Cash on deposit for stock index futures contracts (Note 1b)                                   70,800
                    Cash                                                                                           1,400
                    Receivables:
                      Securities sold                                                      $  5,546,648
                      Contributions                                                             235,059
                      Dividends                                                                  38,897
                      Investment adviser (Note 2)                                                 5,867        5,826,471
                    Deferred organization expenses (Note 1e)                               ------------            8,376
                                                                                                            ------------
                    Total assets                                                                              46,413,781
                                                                                                            ------------

Liabilities:        Payables:
                      Securities purchased                                                    5,859,358
                      Withdrawals                                                               241,682        6,101,040
                                                                                           ------------
                    Accrued expenses and other liabilities                                                        16,806
                                                                                                            ------------
                    Total liabilities                                                                          6,117,846
                                                                                                            ------------

Net Assets:         Net assets                                                                              $ 40,295,935
                                                                                                            ============

Net Assets          Partners capital                                                                        $ 36,611,845
Consist of:         Unrealized appreciation on investments--net                                                3,684,090
                                                                                                            ------------
                    Net assets                                                                              $ 40,295,935
                                                                                                            ============

                    See Notes to Financial Statements.


Merrill Lynch SmallCap Index Fund, June 30 1997

STATEMENT OF OPERATIONS
MERRILL LYNCH
SMALL CAP
INDEX SERIES        For the Period April 9, 1997++ to June 30, 1997
Investment Income   Dividends                                                                               $    126,268
(Note 1d):          Interest and discount earned                                                                  32,289
                                                                                                            ------------
                    Total income                                                                                 158,557
                                                                                                            ------------

Expenses:           Custodian fees                                                         $      6,254
                    Investment advisory fees (Note 2)                                             6,005
                    Amortization of organization expenses (Note 1e)                               5,652
                    Accounting services (Note 2)                                                  3,259
                    Pricing fees                                                                  3,128
                    Professional fees                                                             1,936
                    Trustees' fees and expenses                                                     878
                    Other                                                                           957
                                                                                           ------------
                    Total expenses before reimbursement                                          28,069
                    Reimbursement of expenses (Note 2)                                          (11,872)
                                                                                           ------------
                    Total expenses after reimbursement                                                            16,197
                                                                                                            ------------
                    Investment income--net                                                                       142,360
                                                                                                            ------------

Realized &          Realized gain from investments--net                                                          901,465
Unrealized Gain on  Unrealized appreciation on investments--net                                                3,684,090
Investments--                                                                                               ------------
Net (Notes 1b,      Net Increase in Net Assets Resulting from Operations                                    $  4,727,915
1d & 3):                                                                                                    ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.



STATEMENT OF CHANGES IN NET ASSETS
MERRILL LYNCH                                                                                             For the Period
SMALL CAP                                                                                               April 9, 1997++ to
INDEX SERIES        Increase (Decrease) in Net Assets:                                                    June 30, 1997
Operations:         Investment income--net                                                                  $    142,360
                    Realized gain on investments--net                                                            901,465
                    Unrealized appreciation on investments--net                                                3,684,090
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                       4,727,915
                                                                                                            ------------

Capital             Contributions                                                                             37,247,334
Transactions:       Withdrawals                                                                               (1,679,314)
                                                                                                            ------------
                    Net increase in net assets derived from capital transactions                              35,568,020
                                                                                                            ------------

Net Assets:         Total increase in net assets                                                              40,295,935
                                                                                                            ------------
                    Beginning of period                                                                               --
                    End of period*                                                                          $ 40,295,935
                                                                                                            ============

                   *Undistributed investment income--net                                                    $    142,360
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS
MERRILL LYNCH                                                                                            For the Period
SMALL CAP           The following ratios have been derived from                                        April 9, 1997++ to
INDEX SERIES        information provided in the financial statements.                                     June 30, 1997
Ratios to Average   Expenses, net of reimbursement                                                                  .22%*
Net Assets:                                                                                                 ============
                    Expenses                                                                                        .37%*
                                                                                                            ============
                    Investment income--net                                                                         1.90%*
                                                                                                            ============

Supplemental        Net assets, end of period (in thousands)                                                $     40,296
Data:                                                                                                       ============
                    Portfolio turnover                                                                            26.02%
                                                                                                            ============
                    Average commission rate paid                                                            $     0.0132
                                                                                                            ============

                   *Annualized.
                  ++Commencement of Operations.

                    See Notes to Financial Statements.


Merrill Lynch SmallCap Index Fund, June 30, 1997

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP
INDEX SERIES


1. Significant Accounting Policies:
Merrill Lynch Small Cap Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security trans-actions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.08% of the average daily value of the Series' net assets. For the period April 9, 1997 to June 30, 1997, MLAM earned fees of $6,005, all of which were voluntarily waived. MLAM also reimbursed the Series for additional expenses of $5,867.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period April 9, 1997 to June 30, 1997 were $39,425,645 and $6,553,341, respectively.

Net realized and unrealized gains as of June 30, 1997 were as follows:


                                     Realized     Unrealized
                                      Gains         Gains

Long-term investments            $    759,135   $  3,671,445
Stock index futures contracts         142,330         12,645
                                 ------------   ------------
Total                            $    901,465   $  3,684,090
                                 ============   ============

As of June 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $3,671,445, of which $4,113,563 related to appreciated securities and $442,118 related to depreciated securities. At June 30, 1997, the aggregate cost of investments for Federal income tax purposes was $36,827,639.




MERRILL LYNCH
S&P 500
INDEX FUND

Merrill Lynch
Index Funds, Inc.





FUND LOGO





Semi-Annual Report

June 30, 1997



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                  Index 4--6/97



Printed on post-consumer recycled paper






Merrill Lynch S&P 500 Index Fund



Officers and
Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Norman R. Harvey, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Jay C. Harbeck, Vice President
Gregory Mark Maunz, Vice President
Eric S. Mitofsky, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary


Custodian
Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863







Merrill Lynch S&P 500 Index Fund, June 30, 1997

DEAR SHAREHOLDER


We are pleased to provide you with this first semi-annual report for Merrill Lynch S&P 500 Index Fund. The Fund commenced operations on April 3, 1997 with an initial inflow of approximately $53.8 million and a net asset value per share of $10.00.

At the time of the Fund's inception, the US equity market was in the midst of a nearly 10% correction, following the preemptive increase in short-term interest rates by the Federal Open Market Committee on March 25, 1997. The stock market's decline began soon after the commencement of the Fund, culminating in a 20.69 point drop in the Standard & Poor's 500 Index (S&P 500) on April 11. This was the S&P 500's third-largest decline in history, closing at 737.65, 9.63% off the high established in mid-February. This became the launching point for a powerful second-quarter rebound for the S&P 500, propelled by continued prospects for subdued inflation and a rallying bond market. For the month of May, the unmanaged S&P 500 produced a total return of +6.01%, exactly matching its return for the month of April. In June, the market continued to show strong momentum with a total return of +4.49%. This brought the S&P 500's total return for the second quarter to +17.43%. Having ended 1996 at 740.74, the S&P 500 completed the first half of 1997 with a gain of 144 points, up 19.49%, to close at 885.14 on June 30.

The Fund invests all of its assets in Merrill Lynch S&P 500 Index Series (the Series) of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. There are two principal investments made by the Series in its attempt to replicate the returns of the S&P 500. First, the Series holds a fully replicating portfolio of all 500 stocks which comprise the S&P 500, with share quantities designed to closely approximate each company's actual weight in the S&P 500. In addition, the Series holds a long position of S&P 500 futures contracts, used primarily as a means of equitizing daily cash inflows. These futures contracts also provide an extremely efficient mechanism for keeping a pool of liquid assets available to meet potential redemption activity. As of the end of June, the Series' equity portfolio was valued at $252.0 million, and the Series held a long position of 98 S&P 500 September 1997 futures contracts with an underlying value of $43.6 million.

Several new equity positions were added to the Series by the end of June, in response to changes to the S&P 500 made by Standard & Poor's Corp. Such changes generally reflect merger or acquisition activity involving one or more constituents of the S&P 500. Portfolio additions were: Adobe Systems, Inc. on May 5; Cardinal Health, Inc. on May 23; Charles Schwab, Inc. on May 30; Countrywide Credit Industries Inc. on June 17; and Equifax Inc. on June 18.

The Fund's net assets grew rapidly from its inception through the end of the second quarter, and by June 30, 1997 stood at $295.3 million. Since inception through June 30, 1997, Merrill Lynch
S&P 500 Index Fund's Class A Shares and Class D Shares both had total returns of +18.40% based on a change in per share net asset value from $10.00 to $11.84. (For complete performance information, see page 3 of this report to shareholders.)


In Conclusion
We appreciate your investment in Merrill Lynch S&P 500 Index Fund, and we look forward to sharing our investment outlook with you in the months and years ahead.

Sincerely,




(Terry K. Glenn)
Terry K. Glenn
President




(Eric S. Mitofsky)
Eric S. Mitofsky
Vice President and Portfolio Manager





July 30, 1997






PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers two pricing alternatives:

* Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results
                                                                                        Since Inception++
                                                            6/30/97          4/03/97++         % Change
ML S&P 500 Index Fund Class A Shares                         $11.84           $10.00             +18.40%
ML S&P 500 Index Fund Class D Shares                          11.84            10.00             +18.40
ML S&P 500 Index Fund Class A Shares--Total Return                                               +18.40
ML S&P 500 Index Fund Class D Shares--Total Return                                               +18.40

++The Fund commenced operations on April 3, 1997.


Aggregate
Total Return


Class A Shares                             % Return

Inception (4/03/97)
through 6/30/97                             +18.40%


Class D Shares                             % Return

Inception (4/03/97)
through 6/30/97                             +18.40%



Merrill Lynch S&P 500 Index Fund, June 30, 1997

STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
S&P 500
INDEX FUND          As of June 30, 1997
Assets:             Investment in Merrill Lynch S&P 500 Index Series, at value
                    (identified cost--$269,750,796) (Note 1a)                                               $295,268,960
                    Deferred organization expenses (Note 1d)                                                      20,327
                    Prepaid expenses and other assets (Note 1d)                                                  103,916
                                                                                                            ------------
                    Total assets                                                                             295,393,203
                                                                                                            ------------

Liabilities:        Payables:
                      Administrative fees (Note 2)                                         $     43,760
                      Distributor (Note 2)                                                       11,785           55,545
                                                                                           ------------
                    Accrued expenses and other liabilities                                                        24,456
                                                                                                            ------------
                    Total liabilities                                                                             80,001
                                                                                                            ------------

Net Assets:         Net assets                                                                              $295,313,202
                                                                                                            ============

Net Assets          Class A Shares of Common Stock, $0.0001 par value,
Consist of:         125,000,000 shares authorized                                                           $      1,998
                    Class D Shares of Common Stock, $0.0001 par value,
                    125,000,000 shares authorized                                                                    496
                    Paid-in capital in excess of par                                                         266,526,186
                    Undistributed investment income--net                                                         900,542
                    Undistributed realized capital gains on investments
                    from the Series--net                                                                       2,365,816
                    Unrealized appreciation on investments from the Series--net                               25,518,164
                                                                                                            ------------
                    Net assets                                                                              $295,313,202
                                                                                                            ============

Net Asset           Class A--Based on net assets of $236,616,323 and 19,984,351
Value:                       shares outstanding                                                             $      11.84
                                                                                                            ============
                    Class D--Based on net assets of $58,696,879 and 4,959,256
                             shares outstanding                                                             $      11.84
                                                                                                            ============

                    See Notes to Financial Statements.


STATEMENT OF OPERATIONS
MERRILL LYNCH
S&P 500
INDEX FUND          For the Period April 3, 1997++ to June 30, 1997
Investment Income   Investment income allocated from the Series                                             $  1,118,682
(Note 1b):          Expenses allocated from the Series                                                           (43,205)
                                                                                                            ------------
                    Net investment income from the Series                                                      1,075,477
                                                                                                            ------------

Expenses:           Administration fee (Note 2)                                            $     94,046
                    Registration fees (Note 1d)                                                  52,110
                    Account maintenance fee--Class D (Note 2)                                    30,273
                    Transfer agent fee--Class A (Note 2)                                         17,670
                    Printing and shareholder reports                                             16,917
                    Transfer agent fee--Class D (Note 2)                                          6,786
                    Professional fees                                                             2,233
                    Accounting services (Note 2)                                                  1,302
                    Amortization of organization expenses (Note 1d)                                 890
                    Trustees' fees and expenses                                                     186
                    Other                                                                           502
                                                                                           ------------
                    Total expenses before reimbursement                                         222,915
                    Reimbursement of expenses (Note 2)                                          (47,980)
                                                                                           ------------
                    Total expenses after reimbursement                                                           174,935
                                                                                                            ------------
                    Investment income--net                                                                       900,542
                                                                                                            ------------

Realized &          Realized gain on investments from the Series--net                                          2,365,816
Unrealized          Unrealized appreciation on investments from the Series--net                               25,518,164
Gain from the                                                                                               ------------
Series--Net:        Net Increase in Net Assets Resulting from Operations                                    $ 28,784,522
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS
MERRILL LYNCH                                                                                             For the Period
S&P 500                                                                                               April 3, 1997++ to
INDEX FUND          Increase (Decrease) in Net Assets:                                                     June 30, 1997
Operations:         Investment income--net                                                                  $    900,542
                    Realized gain on investments from the Series--net                                          2,365,816
                    Unrealized appreciation on investments from the Series--net                               25,518,164
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                      28,784,522
                                                                                                            ------------

Capital Share       Net increase in net assets derived from capital share transactions                       266,503,680
Transactions                                                                                                ------------
(Note 4):

Net Assets:         Total increase in net assets                                                             295,288,202
                    Beginning of period                                                                           25,000
                                                                                                            ------------
                    End of period*                                                                          $295,313,202
                                                                                                            ============

                   *Undistributed investment income--net                                                    $    900,542
                                                                                                            ============
                  ++Commencement of Operations.

                    See Notes to Financial Statements.



Merrill Lynch S&P 500 Index Fund, June 30, 1997

FINANCIAL HIGHLIGHTS
MERRILL LYNCH       The following per share data and ratios have been derived                        For the Period
S&P 500             from information provided in the financial statements.                         April 3, 1997++ to
INDEX FUND                                                                                            June 30, 1997
                    Increase in Net Asset Value:                                                Class A          Class D
Per Share           Net asset value, beginning of period                                       $  10.00         $  10.00
Operating                                                                                      --------         --------
Performance:        Investment income--net                                                          .03              .04
                    Realized and unrealized gain on investments from the Series--net               1.81             1.80
                                                                                               --------         --------
                    Total from investment operations                                               1.84             1.84
                                                                                               --------         --------
                    Net asset value, end of period                                             $  11.84         $  11.84
                                                                                               ========         ========

Total Investment    Based on net asset value per share                                           18.40%+++        18.40%+++
Return:                                                                                        ========         ========

Ratios to Average   Expenses, net of reimbursement++++                                             .41%*            .62%*
Net Assets:                                                                                    ========         ========
                    Expenses++++                                                                   .54%*            .84%*
                                                                                               ========         ========
                    Investment income--net                                                        1.96%*           1.80%*
                                                                                               ========         ========

Supplemental Data:  Net assets, end of period (in thousands)                                   $236,616         $ 58,697
                                                                                               ========         ========

                   *Annualized.
                  ++Commencement of Operations.
                 +++Aggregate total investment return.
                ++++Includes the Fund's share of the Series' allocated expenses.


                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


MERRILL LYNCH
S&P 500
INDEX FUND

1. Significant Accounting Policies:
Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch S&P 500 Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses-- Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 3, 1997 to June 30, 1997, MLAM earned fees of $94,046, of which $47,980 was voluntarily waived.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investments in the Series for the period April 3, 1997 to June 30, 1997 were $269,837,220 and
$3,527,617, respectively.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $266,503,680 for the period April 3, 1997 to June 30, 1997.

Transactions in capital shares for each class were as follows:


Class A Shares for the Period                       Dollar
April 3, 1997++ to June 30, 1997      Shares        Amount

Shares sold                        21,109,885   $228,482,132
Shares redeemed                    (1,126,784)   (12,412,085)
                                   ----------   ------------
Net increase                       19,983,101   $216,070,047
                                   ==========   ============

[FN]
++Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.



Class D Shares for the Period                       Dollar
April 3, 1997++ to June 30, 1997      Shares        Amount

Shares sold                         5,945,928   $ 61,314,139
Shares redeemed                      (987,922)   (10,880,506)
                                   ----------   ------------
Net increase                        4,958,006   $ 50,433,633
                                   ==========   ============

[FN]
++Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.



Merrill Lynch S&P 500 Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS
  Merrill Lynch S&P 500 Index Series
                                                                 Shares                             Value
  Issue                                                           Held                            (Note 1a)

  Common
  Stocks
  ALLTEL Corporation                                              6,926                          $  231,588
  AMP Inc.                                                        8,124                             339,177
++AMR Corp.                                                       3,366                             311,355
  ASARCO, Inc.                                                    1,584                              48,510
  AT&T Corp.                                                     60,315                           2,114,795
  Abbott Laboratories                                            28,743                           1,918,595
  Adobe Systems, Inc.                                             2,617                              91,759
++Advanced Micro Devices, Inc.                                    5,208                             187,488
  Aeroquip-Vickers Inc.                                           1,036                              48,951
  Aetna Inc.                                                      5,584                             571,662
  Ahmanson (H.F) & Co.                                            3,734                             160,562
  Air Products & Chemicals Inc.                                   4,072                             330,850
++Airtouch Communications, Inc.                                  18,676                             511,256
  Alberto-Culver Co. (Class B)                                    2,068                              57,904
  Albertsons, Inc.                                                9,287                             338,976
  Alcan Aluminium, Ltd.                                           8,427                             292,312
  Allegheny Teledyne, Inc.                                        6,530                             176,310
  Allergan, Inc.                                                  2,422                              77,050
  AlliedSignal, Inc.                                             10,463                             878,892
  Allstate Corporation                                           16,368                           1,194,864
  Aluminum Co. of America                                         6,416                             483,606
++Alza Corp.                                                      3,129                              90,741
++Amdahl Corp.                                                    4,554                              39,848
  Amerada Hess Corp.                                              3,446                             191,468
  American Electric Power Co., Inc.                               7,005                             294,210
  American Express Co.                                           17,532                           1,306,134
  American General Corp.                                          8,933                             426,547
  American Greetings Corp. (Class A)                              2,770                             102,836
  American Home Products Corp.                                   23,897                           1,828,121
  American International Group, Inc.                             17,431                           2,603,756
  American Stores Co.                                             5,394                             266,329
  Ameritech Corporation                                          20,383                           1,384,770
  Amgen, Inc.                                                     9,785                             568,753
  Amoco Corp.                                                    18,344                           1,594,782
++Andrew Corp.                                                    3,363                              94,584
  Anheuser-Busch Companies Inc.                                  18,418                             772,405
  Aon Corporation                                                 6,178                             319,712
++Apple Computer, Inc.                                            4,691                              66,847
++Applied Materials, Inc.                                         6,694                             474,019
  Archer-Daniels-Midland Co.                                     19,802                             465,347
++Armco, Inc.                                                     3,945                              15,287
  Armstrong World Industries, Inc.                                1,527                             112,044
  Ashland Oil, Inc.                                               2,748                             127,439
  Atlantic Richfield Co.                                         11,921                             840,431
  Autodesk, Inc.                                                  1,766                              67,660
  Automatic Data Processing, Inc.                                10,870                             510,890
++AutoZone, Inc.                                                  5,564                             131,102
  Avery Dennison Corp.                                            3,857                             154,762
  Avon Products, Inc.                                             4,915                             346,815
  Baker Hughes, Inc.                                              5,380                             208,139
  Ball Corp.                                                      1,130                              33,971
  Baltimore Gas & Electric Co.                                    5,459                             145,687
  Banc One Corp.                                                 21,572                           1,044,894
  Bank of New York Co. Inc. (The)                                14,369                             625,052
  BankAmerica Corp.                                              26,326                           1,699,672
  BankBoston Corp.                                                5,452                             392,885
  Bankers Trust NY Corp.                                          2,881                             250,647
  Bard (C.R.), Inc.                                               2,109                              76,583
  Barnett Banks, Inc.                                             7,380                             387,450
  Barrick Gold Corporation                                       13,837                             304,414
  Battle Mountain Gold Co.                                        8,527                              48,497
  Bausch & Lomb, Inc.                                             2,053                              96,748
  Baxter International, Inc.                                     10,318                             539,116
++Bay Networks, Inc.                                              7,382                             196,084
  Becton, Dickinson & Co.                                         4,549                             230,293
  Bell Atlantic Corp.                                            16,251                           1,233,045
  BellSouth Corp.                                                36,845                           1,708,687
  Bemis Co., Inc.                                                 1,938                              83,819
  Beneficial Corp.                                                1,998                             141,983
++Bethlehem Steel Corp.                                           4,131                              43,117
++Beverly Enterprises, Inc.                                       3,674                              59,703
  Biomet, Inc.                                                    4,130                              76,921
  Black & Decker Corporation                                      3,487                             129,673
  Block (H&R), Inc.                                               3,848                             124,098
  Boeing Co.                                                     26,757                           1,419,793
  Boise Cascade Corp.                                             1,793                              63,315
++Boston Scientific Corporation                                   7,187                             441,551
  Briggs & Stratton Corp.                                           937                              46,850
  Bristol-Myers Squibb Co.                                       37,117                           3,006,477
  Brown-Forman Corp. (Class B)                                    2,552                             124,570
  Browning Ferris Industries, Inc.                                7,882                             262,077
  Brunswick Corp.                                                 3,642                             113,813
  Burlington Northern Santa Fe Corp.                              5,721                             514,175
  Burlington Resources, Inc.                                      4,621                             203,902
  CIGNA Corp.                                                     2,780                             493,450
  CINergy Corporation                                             5,834                             203,096
  CPC International, Inc.                                         5,319                             491,010
  CSX Corp.                                                       8,080                             448,440


SCHEDULE OF INVESTMENTS
  Merrill Lynch S&P 500 Index Series

                                                                 Shares                             Value
  Issue                                                           Held                            (Note 1a)
++CUC International, Inc.                                        15,163                          $  391,395
  CVS Corporation                                                 6,160                             315,700
++Cabletron Systems, Inc.                                         5,764                             163,193
  Caliber System, Inc.                                            1,449                              53,975
  Campbell Soup Co.                                              17,290                             864,500
  Cardinal Health Inc.                                            4,027                             230,546
  Carolina Power & Light Co.                                      5,602                             200,972
  Case Corp.                                                      2,715                             186,996
  Caterpillar Inc.                                                7,012                             752,914
  Centex Corporation                                              1,069                              43,428
  Central & Southwest Corp.                                       7,879                             167,429
++Ceridian Corp.                                                  2,972                             125,567
  Champion International Corp.                                    3,535                             195,309
  Charles Schwab Corporation                                      6,474                             263,411
++Charming Shoppes, Inc.                                          3,899                              20,348
  Chase Manhattan Corp.                                          16,004                           1,553,388
  Chevron Corp.                                                  24,258                           1,793,576
  Chrysler Corp.                                                 25,537                             837,933
  Chubb Corp.                                                     6,491                             434,086
  Cincinnati Milacron, Inc.                                       1,475                              38,258
  Circuit City Stores, Inc.                                       3,626                             128,950
++Cisco Systems, Inc.                                            24,636                           1,653,692
  Citicorp                                                       17,196                           2,073,193
  Clorox Co.                                                      1,914                             252,648
  Coastal Corp.                                                   3,893                             207,059
  Coca-Cola Co.                                                  92,062                           6,214,185
  Cognizant Corporation                                           6,216                             251,748
  Colgate-Palmolive Co.                                          10,958                             715,010
  Columbia Gas System, Inc.                                       2,043                             133,306
  Columbia/HCA Healthcare Corp.                                  24,838                             976,444
  Comcast Corp. (Class A)                                        12,075                             258,103
  Comerica Inc.                                                   3,921                             266,628
++Compaq Computer Corp.                                          10,190                           1,011,358
  Computer Associates
     International, Inc.                                         13,436                             748,217
++Computer Sciences Corp.                                         2,830                             204,114
  ConAgra, Inc.                                                   8,884                             569,687
  Conseco Inc.                                                    6,800                             251,600
  Consolidated Edison Co. of
     N.Y., Inc.                                                   8,693                             255,900
  Consolidated Natural Gas Co.                                    3,509                             188,828
  Cooper Industries Inc.                                          4,373                             217,557
  Cooper Tire & Rubber Co.                                        2,932                              64,504
  Coors (Adolph) Co. (Class B)                                    1,402                              37,328
  CoreState Financial Corp.                                       7,668                             412,155
  Corning, Inc.                                                   8,517                             473,758
++Costco Companies, Inc.                                          7,838                             257,674
  Countrywide Credit Industries, Inc.                             3,860                             120,384
  Crane Co.                                                       1,699                              71,039
  Crown Cork & Seal Co., Inc.                                     4,746                             253,614
  Cummins Engine Co., Inc.                                        1,461                             103,092
  Cyprus Amax Minerals Co.                                        3,451                              84,550
++DSC Communications Corp.                                        4,338                              96,521
  DTE Energy Company                                              5,369                             148,319
  Dana Corp.                                                      3,829                             145,502
  Darden Restaurants, Inc.                                        5,679                              51,466
++Data General Corp.                                              1,478                              38,428
  Dayton Hudson Corp.                                             8,025                             426,830
  Deere & Co.                                                     9,470                             519,666
++Dell Computer Corp.                                             6,217                             730,109
  Delta Airlines, Inc.                                            2,705                             221,810
  Deluxe Corp.                                                    3,048                             104,013
++Digital Equipment Corporation                                   5,673                             201,037
  Dillard's, Inc. (Class A)                                       4,202                             145,494
  Dominion Resources, Inc.                                        6,847                             250,771
  Donnelley (R.R.) & Sons Co.                                     5,433                             198,984
  Dover Corp.                                                     4,161                             255,902
  Dow Chemical Corp.                                              8,661                             754,590
  Dow Jones & Co., Inc.                                           3,574                             143,630
  Dresser Industries, Inc.                                        6,504                             242,274
  Duke Energy Corp.                                              13,341                             639,525
  Dun & Bradstreet Corp.                                          6,350                             166,688
  duPont (E.I.) de Nemours & Co.                                 41,909                           2,635,028
  EG&G, Inc.                                                      1,752                              39,420
++EMC Corp.                                                       9,093                             354,627
  ENSEARCH Corp.                                                  2,577                              57,338
  Eastern Enterprises                                               750                              26,016
  Eastman Chemical Company                                        2,873                             182,436
  Eastman Kodak Co.                                              12,214                             937,425
  Eaton Corp.                                                     2,852                             249,015
  Echlin, Inc.                                                    2,307                              83,052
  Echo Bay Mines, Inc.                                            5,157                              29,653
  Ecolab Inc.                                                     2,387                             113,979
  Edison International                                           15,225                             378,722
  Emerson Electric Co.                                           16,538                             910,624
  Engelhard Corp.                                                 5,323                             111,450
  Enron Corp.                                                     9,471                             386,535
  Entergy Corp.                                                   8,823                             241,530


Merrill Lynch S&P 500 Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS (continued)
  Merrill Lynch S&P 500 Index Series (continued)
                                                                 Shares                            Value
  Issue                                                           Held                           (Note 1a)

  Common
  Stocks
  (continued)
  Equifax, Inc.                                                   5,590                          $  207,878
  Exxon Corp.++++                                                92,175                           5,668,763
++FMC Corp.                                                       1,375                             109,227
  FPL Group, Inc.                                                 6,771                             311,889
++Federal Express Corp.                                           4,221                             243,763
  Federal Home Loan Mortgage
     Corporation                                                 25,800                             886,875
  Federal National Mortgage Association                          39,386                           1,718,214
++Federated Department Stores, Inc.                               7,694                             267,367
  Fifth Third Bancorp                                             3,917                             321,439
  First Bank System, Inc.                                         4,975                             424,741
  First Chicago NBD Corp.                                        11,596                             701,558
  First Data Corporation                                         16,656                             731,823
  First Union Corp.                                              10,624                             982,720
  Fleet Financial Group                                           9,705                             613,841
  Fleetwood Enterprises, Inc.                                     1,316                              39,233
  Fleming Companies, Inc.                                         1,398                              25,164
  Fluor Corp.                                                     3,104                             171,302
  Ford Motor Co.                                                 44,164                           1,667,191
  Fortune Brands, Inc.                                            6,382                             238,128
  Foster Wheeler Corp.                                            1,504                              60,912
  Freeport-McMoRan Copper (Class B)                               7,443                             231,663
  Frontier Corp.                                                  6,055                             120,722
++Fruit of the Loom, Inc.                                         2,844                              88,164
  GPU Inc.                                                        4,460                             160,003
  GTE Corp.                                                      35,449                           1,555,325
  Gannett Co., Inc.                                               5,215                             514,981
  Gap, Inc.                                                      10,160                             394,970
  General Dynamics Corp.                                          2,333                             174,975
  General Electric Co.                                          121,774                           7,960,975
++General Instrument Corp.                                        5,066                             126,650
  General Mills, Inc.                                             5,974                             389,057
  General Motors Corp.                                           27,066                           1,507,238
  General Re Corp.                                                3,048                             554,736
  General Signal Corp.                                            1,845                              80,488
  Genuine Parts Co.                                               6,681                             226,319
  Georgia-Pacific Corp.                                           3,380                             288,567
  Giant Food Inc. (Class A)                                       2,214                              72,232
  Giddings & Lewis, Inc.                                          1,224                              25,551
  Gillette Co.                                                   20,682                           1,959,619
  Golden West Financial Corp.                                     2,121                             148,470
  Goodrich (B.F.) Co.                                             1,987                              86,062
  Goodyear Tire & Rubber Co.                                      5,749                             363,984
  Grace (W.R.) & Co.                                              2,685                             148,011
  Grainger (W.W.), Inc.                                           1,964                             153,560
  Great Atlantic & Pacific Tea Co., Inc.                          1,413                              38,416
  Great Lakes Chemical Corp.                                      2,221                             116,325
  Great Western Financial Corp.                                   5,094                             273,802
  Green Tree Financial Corporation                                5,084                             181,117
  Guidant Corp.                                                   2,743                             233,155
++HEALTHSOUTH Corporation                                        12,691                             316,482
++HFS Inc.                                                        5,826                             337,908
  Halliburton Co.                                                 4,695                             372,079
  Harcourt General, Inc.                                          2,629                             125,206
  Harland (John H.) Co., Inc.                                     1,141                              26,029
  Harnischfeger Industries, Inc.                                  1,818                              75,447
++Harrah's Entertainment, Inc.                                    3,807                              69,478
  Harris Corp.                                                    1,442                             121,128
  Hartford Financial
     Services Group Inc.                                          4,345                             359,549
  Hasbro, Inc.                                                    4,785                             135,774
  Heinz (H.J.) Co.                                               13,624                             628,407
  Helmerich & Payne, Inc.                                           922                              53,130
  Hercules Inc.                                                   3,728                             178,478
  Hershey Foods Corp.                                             5,682                             314,286
  Hewlett-Packard Co.                                            37,723                           2,112,488
  Hilton Hotels Corp.                                             9,260                             245,969
  Home Depot, Inc.                                               18,029                           1,242,874
  Homestake Mining Corp.                                          5,427                              70,890
  Honeywell, Inc.                                                 4,690                             355,854
  Household International, Inc.                                   3,936                             462,234
  Houston Industries, Inc.                                        8,673                             185,927
++Humana, Inc.                                                    6,016                             139,120
++ITT Corp.                                                       4,305                             262,874
  ITT Industries, Inc.                                            4,372                             112,579
  Ikon Office Solutions Inc.                                      4,919                             122,668
  Illinois Tool Works, Inc.                                       9,251                             461,972
  Inco Ltd.                                                       6,225                             187,139
  Ingersoll-Rand Co.                                              4,050                             250,087
  Inland Steel Industries, Inc.                                   1,811                              47,312
  Intel Corp.                                                    30,362                           4,305,711
++Intergraph Corp.                                                1,761                              14,968
  International Business
     Machines Corp.                                              36,868                           3,325,033
  International Flavors &
     Fragrances, Inc.                                             4,080                             206,040
  International Paper Co.                                        11,168                             542,346
  Interpublic Group of
     Companies, Inc.                                              2,999                             183,876
  James River Corp.                                               3,184                             117,808

SCHEDULE OF INVESTMENTS (continued)
  Merrill Lynch S&P 500 Index Series (continued)

                                                                 Shares                             Value
  Issue                                                           Held                            (Note 1a)
  Jefferson Pilot Corp.                                           2,617                          $  182,863
  Johnson & Johnson                                              49,443                           3,182,893
  Johnson Controls, Inc.                                          3,079                             126,431
  Jostens, Inc.                                                   1,431                              38,279
  Kaufman & Broad Home Corp.                                      1,438                              25,255
  Kellogg Co.                                                     7,713                             660,426
  Kerr-McGee Corp.                                                1,794                             113,695
  KeyCorp.                                                        8,339                             465,942
  Kimberly-Clark Corp.                                           20,775                           1,033,556
  King World Productions, Inc.                                    1,383                              48,405
++Kmart Corp.                                                    18,004                             220,549
  Knight-Ridder, Inc.                                             3,382                             165,929
++Kroger Co.                                                      9,429                             273,441
++LSI Logic Corp.                                                 5,254                             168,128
  Laidlaw, Inc. (Class B)                                        11,618                             160,474
  Lilly (Eli) & Co.                                              20,617                           2,253,696
  Limited, Inc. (The)                                            10,029                             203,087
  Lincoln National Corp.                                          3,859                             248,423
  Liz Claiborne, Inc.                                             2,643                             123,230
  Lockheed Martin Corp.                                           7,130                             738,401
  Loews Corporation                                               4,256                             426,132
  Longs Drug Stores Corp.                                         1,442                              37,762
  Louisiana Land & Exploration Co.                                1,265                              72,263
  Louisiana-Pacific Corp.                                         4,023                              84,986
  Lowe's Companies, Inc.                                          6,402                             237,674
  Lucent Technologies, Inc.                                      23,755                           1,711,845
  MBIA Inc.                                                       1,599                             180,387
  MBNA Corp.                                                     12,363                             452,795
  MCI Communications Corp.                                       25,505                             976,363
  MGIC Investment Corp.                                           4,362                             209,103
  Mallinckrodt, Inc.                                              2,736                             103,968
  Manor Care, Inc.                                                2,323                              75,788
  Marriott International, Inc.                                    4,736                             290,672
  Marsh & McLennan Companies, Inc.                                6,154                             439,242
  Masco Corp.                                                     5,987                             249,957
  Mattel, Inc.                                                   10,822                             366,595
  May Department Stores Co.                                       8,798                             415,705
  Maytag Corp.                                                    3,624                              94,677
  McDermott International, Inc.                                   2,031                              59,280
  McDonald's Corp.                                               25,608                           1,237,186
  McDonnell Douglas Corp.                                         7,794                             533,889
  McGraw-Hill Companies, Inc.                                     3,680                             216,430
  Mead Corp.                                                      1,933                             120,329
  Medtronic, Inc.                                                 8,881                             719,361
  Mellon Bank Corp.                                               9,576                             432,117
  Mercantile Stores Co., Inc.                                     1,362                              85,721
  Merck & Co., Inc.                                              44,810                           4,637,835
  Meredith Corp.                                                  1,979                              57,391
  Merrill Lynch & Co., Inc.                                      12,297                             733,209
  Micron Technology Inc.                                          7,753                             309,635
++Microsoft Corporation++++                                      44,516                           5,625,709
  Millipore Corp.                                                 1,601                              70,444
  Minnesota Mining &
     Manufacturing Co.                                           15,465                           1,577,430
  Mobil Corp.                                                    29,152                           2,036,996
  Monsanto Co.                                                   21,961                             945,696
  Moore Corp. Ltd.                                                3,252                              64,024
  Morgan (J.P.) & Co., Inc.                                       6,852                             715,177
  Morgan Stanley Group, Inc.                                     21,272                             916,051
  Morton International Inc.                                       5,198                             156,915
  Motorola, Inc.                                                 22,060                           1,676,560
  NACCO Industries, Inc. (Class A)                                  303                              17,101
  NYNEX Corp.                                                    16,344                             941,823
  Nalco Chemical Co.                                              2,492                              96,253
  National City Corporation                                       8,189                             429,922
++National Semiconductor Corp.                                    5,247                             160,689
  National Service Industries, Inc.                               1,678                              81,698
  NationsBank Corp.                                              27,099                           1,747,885
++Navistar International Corp.                                    2,715                              46,834
  New York Times Co. (Class A)                                    3,579                             177,160
  Newell Co.                                                      5,877                             232,876
  Newmont Mining Corp.                                            5,771                             225,069
++Niagara Mohawk Power Corp.                                      5,341                              45,732
  Nicor, Inc.                                                     1,842                              66,082
  Nike, Inc. (Class B)                                           10,669                             622,803
  NorAm Energy Corp.                                              5,132                              78,263
  Nordstrom, Inc.                                                 2,968                             145,617
  Norfolk Southern Corp.                                          4,627                             466,170
  Northern States Power Co.                                       2,555                             132,221
  Northern Telecom, Ltd.                                          9,652                             878,332
  Northrop Grumman Corp.                                          2,134                             187,392
  Norwest Corp.                                                  13,870                             780,187
++Novell, Inc.                                                   12,877                              89,334
  Nucor Corp.                                                     3,244                             183,286
  ONEOK Inc.                                                      1,009                              32,477
  Occidental Petroleum Corp.                                     12,243                             306,840
  Ohio Edison Co.                                                 5,645                             123,132
++Oracle Corp.                                                   24,256                           1,221,896
++Oryx Energy Co.                                                 3,878                              81,923
  Owens-Corning Fiberglass Corp.                                  1,977                              85,258


Merrill Lynch S&P 500 Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS (continued)
  Merrill Lynch S&P 500 Index Series (continued)
                                                                   Shares                            Value
  Issue                                                             Held                           (Note 1a)

  Common
  Stocks
  (concluded)
  PACAAR, Inc.                                                     2,876                         $  133,554
  PECO Energy Company                                              8,234                            172,914
  PG&E Corporation                                                15,177                            368,042
  PNC Bank Corporation                                            11,943                            497,127
  PP&L Resources, Inc.                                             6,095                            121,519
  PPG Industries, Inc.                                             6,692                            388,972
  Pacific Enterprises, Inc.                                        3,093                            104,002
  PacifiCorp                                                      10,975                            241,450
  Pall Corp.                                                       4,654                            108,205
++Parametric Technology Company                                    4,716                            200,725
  Parker-Hannifin Corp.                                            2,752                            167,012
  Penney (J.C.) Co., Inc.                                          9,138                            476,889
  Pennzoil Co.                                                     1,722                            132,163
  Peoples Energy Corp.                                             1,294                             48,444
  Pep Boys-Manny, Moe & Jack                                       2,241                             76,334
  PepsiCo Inc.                                                    56,884                          2,136,705
  Perkin-Elmer Corp.                                               1,614                            128,414
  Pfizer, Inc.                                                    23,967                          2,864,056
  Pharmacia & Upjohn Inc.                                         18,799                            653,265
  Phelps Dodge Corp.                                               2,299                            195,846
  Philip Morris Companies, Inc.                                   90,162                          4,000,939
  Phillips Petroleum Co.                                           9,737                            425,994
  Pioneer Hi-Bred
     International, Inc.                                           3,048                            243,840
  Pitney Bowes, Inc.                                               5,411                            376,064
  Placer Dome, Inc.                                                8,859                            145,066
  Polaroid Corp.                                                   1,681                             93,295
  Potlatch Corp.                                                   1,067                             48,282
  Praxair, Inc.                                                    5,854                            327,824
  Procter & Gamble Co.                                            25,140                          3,551,025
++Providian Financial Corporation                                  3,467                            111,377
  Public Service Enterprise
     Group, Inc.                                                   8,611                            215,275
  Pulte Corp.                                                        797                             27,546
  Quaker Oats Co.                                                  5,026                            225,542
  Ralston Purina Co.                                               3,934                            323,326
  Raychem Corp.                                                    1,652                            122,867
  Raytheon Co.                                                     8,733                            445,383
  Reebok International, Ltd.                                       2,058                             96,211
  Republic of New York Corp.                                       2,044                            219,730
  Reynolds Metals Co.                                              2,688                            191,520
  Rite Aid Corp.                                                   4,534                            226,133
  Rockwell International Corp.                                     7,910                            466,690
  Rohm and Haas Co.                                                2,305                            207,594
++Rowan Companies, Inc.                                            3,165                             89,213
  Royal Dutch Petroleum Co. (NY
     Registered Shares)                                           79,600                          4,328,250
  Rubbermaid, Inc.                                                 5,540                            164,815
  Russell Corp.                                                    1,354                             40,112
  Ryder System, Inc.                                               2,807                             92,631
  SBC Communications, Inc.                                        33,864                          2,095,335
  SUPERVALU, Inc.                                                  2,477                             85,456
  Safeco Corp.                                                     4,664                            217,750
  Safety-Kleen Corp.                                               2,155                             36,366
++St. Jude Medical, Inc.                                           3,380                            131,820
  St. Paul Companies, Inc.                                         3,071                            234,164
  Salomon, Inc.                                                    4,034                            224,391
++Santa Fe Energy Resources, Inc.                                  3,693                             54,241
  Sara Lee Corp.                                                  17,797                            740,800
  Schering-Plough Corp.                                           27,162                          1,300,381
  Schlumberger Ltd.                                                9,164                          1,145,500
  Scientific-Atlanta, Inc.                                         2,859                             62,541
++Seagate Technology/AC                                            9,147                            321,860
  Seagram Co., Ltd.                                               13,718                            552,149
  Sears, Roebuck & Co.                                            14,551                            782,116
  Service Corp. International                                      8,886                            292,127
  Shared Medical Systems Corp.                                       875                             47,250
  Sherwin-Williams Co.                                             6,351                            196,087
  Sigma-Aldrich Corporation                                        3,700                            129,731
++Silicon Graphics, Inc.                                           6,526                             97,890
  Snap-On Tools Corp.                                              2,252                             88,672
  Sonat, Inc.                                                      3,190                            163,487
  Southern Co.                                                    25,305                            553,547
  Southwest Airlines Company                                       5,365                            138,819
  Spring Industries, Inc.                                            745                             39,299
  Sprint Corp.                                                    15,984                            841,158
  Stanley Works                                                    3,290                            131,600
  Stone Container Corp.                                            3,670                             52,527


SCHEDULE OF INVESTMENTS (continued)

  Merrill Lynch S&P 500 Index Series (continued)
                                                                   Shares                            Value
  Issue                                                             Held                           (Note 1a)
  Stride Rite Corp.                                                1,836                          $  23,638
  Sun Co., Inc.                                                    2,700                             83,700
++Sun Microsystems, Inc.                                          13,693                            509,636
  Sun Trust Banks, Inc.                                            8,184                            450,631
  Sysco Corp.                                                      6,474                            236,301
++3Com Corp.                                                      12,325                            554,625
  TJX Companies, Inc.                                              5,748                            151,603
  TRW Inc.                                                         4,640                            263,610
++Tandem Computers, Inc.                                           4,301                             87,095
  Tandy Corp.                                                      2,015                            112,840
  Tektronix, Inc.                                                  1,220                             73,200
++Tele-Communications, Inc. (Class A)                             24,651                            366,684
++Tellabs, Inc.                                                    6,706                            374,698
  Temple-Inland, Inc.                                              2,049                            110,646
++Tenet Healthcare Corporation                                    11,147                            329,533
  Tenneco, Inc.                                                    6,318                            285,495
  Texaco Inc.                                                      9,785                          1,064,119
  Texas Instruments, Inc.                                          7,095                            596,423
  Texas Utilities Co.                                              8,310                            286,176
  Textron, Inc.                                                    6,116                            405,949
++Thermo Electron Corp.                                            5,574                            189,516
  Thomas & Betts Corp.                                             1,968                            103,443
  Time Warner, Inc.                                               20,751                          1,001,236
  The Times Mirror Co. (Class A)                                   3,550                            196,137
  Timken Co.                                                       2,311                             82,185
  Torchmark Corp.                                                  2,603                            185,464
++Toys 'R' Us, Inc.                                               10,607                            371,245
  Transamerica Corp.                                               2,451                            229,322
  Travelers Group, Inc.                                           23,809                          1,501,455
  Tribune Co.                                                      4,556                            218,973
  Tupperware Corp.                                                 2,302                             84,023
  Tyco Laboratories, Inc.                                          6,250                            434,766
  UNUM Corporation                                                 5,180                            217,560
++US Airways Group Inc.                                            2,909                            101,815
  US Bancorp                                                       5,477                            351,213
  US West Communications Group                                    17,793                            670,574
++US West, Inc.                                                   22,511                            455,848
  USF&G Corp.                                                      4,098                             98,352
  UST, Inc.                                                        6,817                            189,172
  USX Marathon Group, Inc.                                        10,637                            307,143
  USX-US Steel Group, Inc.                                         3,137                            109,991
  Unicom Corporation                                               8,029                            178,645
  Unilever N.V. (NY Registered
     Shares)                                                       5,920                          1,290,560
  Union Camp Corp.                                                 2,576                            128,800
  Union Carbide Corp.                                              4,658                            219,217
  Union Electric Co.                                               3,778                            142,383
  Union Pacific Corp.                                              9,166                            646,203
  Union Pacific Resources, Inc.                                    9,421                            234,347
++Unisys Corp.                                                     6,469                             49,326
  United Healthcare Corporation                                    6,914                            359,528
  United States Surgical Corp.                                     2,715                            101,134
  United Technologies Corp.                                        8,781                            728,823
  Unocal Corp.                                                     9,265                            359,598
  VF Corp.                                                         2,357                            200,640
++Viacom, Inc. (Class B)                                          13,090                            392,700
  Wachovia Corp.                                                   5,997                            349,700
  Walgreen Co.                                                     9,107                            488,363
  Wal-Mart Stores, Inc.                                           84,101                          2,843,665
  Walt Disney Co.                                                 25,061                          2,011,145
  Warner-Lambert Co.                                              10,037                          1,247,097
  Waste Management Inc.                                           16,816                            540,214
  Wells Fargo & Co.                                                3,319                            894,470
  Wendy's International, Inc.                                      4,875                            126,445
++Western Atlas, Inc.                                              1,983                            145,255
  Westinghouse Electric Corp.                                     23,594                            545,611
  Westvaco Corp.                                                   3,770                            118,519
  Weyerhaeuser Co.                                                 7,338                            381,576
  Whirlpool Corp.                                                  2,751                            150,101
  Whitman Corp.                                                    3,771                             95,453
  Willamette Industries, Inc.                                      2,046                            143,220
  Williams Companies, Inc.                                         5,885                            257,469
  Winn Dixie Stores, Inc.                                          5,555                            206,924
++Woolworth Corp.                                                  4,957                            118,968
++WorldCom, Inc.                                                  33,143                          1,060,576
  Worthington Industries, Inc.                                     3,571                             65,394
  Wrigley (Wm.) Jr. Co. (Class B)                                  4,297                            287,899
  Xerox Corp.                                                     12,009                            947,210

  Total Common Stocks (Cost--$227,220,276)--85.3%                                               251,994,887



Merrill Lynch S&P 500 Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS (concluded)
                     Merrill Lynch S&P 500 Index Series (concluded)

                         Face                                                                      Value
                        Amount                  Short-Term Obligations                           (Note 1a)
Commmercial          $15,845,000    General Motors Acceptance Corp., 6.25% due 7/01/1997      $  15,845,000
Paper*

US Government         24,000,000    Federal Home Loan Mortgage Corp., 6% due 7/01/1997           24,000,000
Agency Obligations*

                     Total Short-Term Obligations (Cost--$39,845,000)--13.5%                     39,845,000

                     Total Investments (Cost--$267,065,276)--98.8%                              291,839,887

                     Variation Margin on Stock Index Futures Contracts**--(0.1%)                   (321,470)

                     Other Assets Less Liabilities--1.3%                                          3,750,661
                                                                                               ------------
                     Net Assets--100.0%                                                        $295,269,078
                                                                                               ============


                   ++Non-income producing security.
                 ++++Portion of holdings pledged as collateral for Stock Index
                     Futures Contracts.
                    *Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
                   **Stock index futures contracts purchased as of June 30, 1997 were as follows:
                     Number of                         Expiration           Value
                     Contracts       Issue                Date         (Notes 1a & 1b)
                      98      S&P 500 Stock Index     September 1997     $43,622,250

                     Total Stock Index Futures Contracts Purchased
                     (Contract Price--$42,878,680)                       $43,622,250
                                                                         ===========

                     See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
S&P 500
INDEX SERIES        As of June 30, 1997
Assets:             Investments, at value (identified cost--$267,065,276) (Note 1a)                         $291,839,887
                    Cash                                                                                             761
                    Receivables:
                      Contributions                                                        $  4,345,076
                      Dividends                                                                 284,981        4,630,057
                                                                                           ------------
                    Deferred organization expenses (Note 1e)                                                      18,685
                                                                                                            ------------
                    Total assets                                                                             296,489,390
                                                                                                            ------------

Liabilities:        Variation margin on stock index futures (Notes 1a & 1b)                                      321,470
                    Payables:
                      Withdrawals                                                               584,572
                      Securities purchased                                                      277,856          862,428
                                                                                           ------------
                    Accrued expenses and other liabilities                                                        36,414
                                                                                                            ------------
                    Total liabilities                                                                          1,220,312
                                                                                                            ------------

Net Assets:         Net assets                                                                              $295,269,078
                                                                                                            ============

Net Assets          Partners capital                                                                        $269,750,897
Consist of:         Unrealized appreciation on investments--net                                               25,518,181
                                                                                                            ------------
                    Net assets                                                                              $295,269,078
                                                                                                            ============

                    See Notes to Financial Statements.



Merrill Lynch S&P 500 Index Fund, June 30, 1997

STATEMENT OF OPERATIONS
MERRILL LYNCH
S&P 500
INDEX SERIES        For the Period April 3, 1997++ to June 30, 1997
Investment Income   Dividends (net of $12,085 foreign withholding tax)                                      $    797,155
(Note 1d):          Interest and discount earned                                                                 321,528
                                                                                                            ------------
                    Total income                                                                               1,118,683
                                                                                                            ------------

Expenses:           Investment advisory fees (Note 2)                                      $     23,504
                    Custodian fees                                                               12,594
                    Accounting services (Note 2)                                                 10,574
                    Amortization of organization expenses (Note 1e)                               9,947
                    Professional fees                                                             5,222
                    Pricing fees                                                                  2,467
                    Trustees' fees and expenses                                                   1,490
                    Other                                                                           911
                                                                                           ------------
                    Total expenses before reimbursement                                          66,709
                    Reimbursement of expenses (Note 2)                                          (23,504)
                                                                                           ------------
                    Total expenses after reimbursement                                                            43,205
                                                                                                            ------------
                    Investment income--net                                                                     1,075,478
                                                                                                            ------------

Realized &          Realized gain from investments--net                                                        2,365,816
Unrealized Gain on  Unrealized appreciation on investments--net                                               25,518,181
Investments--Net                                                                                            ------------
(Notes 1b, 1d & 3): Net Increase in Net Assets Resulting from Operations                                    $ 28,959,475
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS
MERRILL LYNCH                                                                                             For the Period
S&P 500                                                                                                April 3, 1997++ to
INDEX SERIES        Increase (Decrease) in Net Assets:                                                     June 30, 1997
Operations:         Investment income--net                                                                  $  1,075,478
                    Realized gain on investments--net                                                          2,365,816
                    Unrealized appreciation on investments--net                                               25,518,181
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                      28,959,475
                                                                                                            ------------

Capital             Contributions                                                                            269,837,220
Transactions:       Withdrawals                                                                               (3,527,617)
                                                                                                            ------------

                    Net increase in net assets derivied from capital transactions                            266,309,603
                                                                                                            ------------

Net Assets:         Total increase in net assets                                                             295,269,078
                    Beginning of period                                                                               --
                                                                                                            ------------
                    End of period                                                                           $295,269,078
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
MERRILL LYNCH                                                                                             For the Period
S&P 500             The following ratios have been derived from                                        April 3, 1997++ to
INDEX SERIES        information provided in the financial statements.                                      June 30, 1997
Ratios to Average   Expenses, net of reimbursement                                                                  .09%*
Net Assets:                                                                                                 ============
                    Expenses                                                                                        .14%*
                                                                                                            ============
                    Investment income--net                                                                         2.29%*
                                                                                                            ============

Supplemental Data:  Net assets, end of period (in thousands)                                                $    295,269
                                                                                                            ============
                    Portfolio turnover                                                                             1.39%
                                                                                                            ============
                    Average commission rate paid                                                            $      .0148
                                                                                                            ============

                   *Annualized.
                  ++Commencement of Operations.

                    See Notes to Financial Statements.




Merrill Lynch S&P 500 Index Fund, June 30, 1997

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX SERIES

1. Significant Accounting Policies:
Merrill Lynch S&P 500 Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Series pays a monthly fee at an annual rate of 0.05% of the average daily value of the Series' net assets. For the period ended June 30, 1997, MLAM earned fees of $23,504, all of which was voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period April 3, 1997 to June 30, 1997 were $228,929,113 and $1,847,984, respectively.

Net realized and unrealized gains as of June 30, 1997 were as follows:
                                     Realized     Unrealized
                                      Gains         Gains

Long-term investments             $   139,146    $24,774,611
Stock index futures contracts       2,226,670        743,570
                                  -----------    -----------
Total                             $ 2,365,816    $25,518,181
                                  ===========    ===========

As of June 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $24,774,611, of which $25,929,392 related to appreciated securities and $1,154,781 related to depreciated securities. At June 30, 1997, the aggregate cost of investments for Federal income tax purposes was $267,065,276.